UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	    INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE BLUE CHIP FUND
September 30, 2005

-----------------------------------------------------------------------------------------------
          Shares    Security                                                             Value
-----------------------------------------------------------------------------------------------
                    COMMON STOCKS--97.9%
                    Consumer Discretionary--11.5%
          13,300    Best Buy Company, Inc.                                            $578,949
          11,500    Carnival Corporation                                               574,770
          14,400    Clear Channel Communications, Inc.                                 473,616
          25,914 *  Comcast Corporation - Class "A"                                    761,353
          18,100 *  Comcast Corporation - Special Class "A"                            520,918
          19,700    Eastman Kodak Company                                              479,301
          13,500 *  eBay, Inc.                                                         556,200
          35,800    Gap, Inc.                                                          623,994
          29,200    Hilton Hotels Corporation                                          651,744
          49,700    Home Depot, Inc.                                                 1,895,558
          17,900 *  Kohl's Corporation                                                 898,222
          16,300    Lowe's Companies, Inc.                                           1,049,720
          36,700    McDonald's Corporation                                           1,229,083
          56,400    News Corporation, Inc. - Class "A"                                 879,276
          11,900    NIKE, Inc.- Class "B"                                              971,992
          23,800 *  Office Depot, Inc.                                                 706,860
          26,200    Target Corporation                                               1,360,566
          89,700    Time Warner, Inc.                                                1,624,467
          19,200    TJX Companies, Inc.                                                393,216
          14,700    Tribune Company                                                    498,183
          44,800    Viacom, Inc. - Class "B"                                         1,478,848
          48,300    Walt Disney Company                                              1,165,479
           8,500    Yum! Brands, Inc.                                                  411,485
-----------------------------------------------------------------------------------------------
                                                                                    19,783,800
-----------------------------------------------------------------------------------------------
                    Consumer Staples--11.0%
          27,400    Altria Group, Inc.                                               2,019,654
          16,100    Anheuser-Busch Companies, Inc.                                     692,944
          32,400    Avon Products, Inc.                                                874,800
          50,900    Coca-Cola Company                                                2,198,371
          26,600    Coca-Cola Enterprises, Inc.                                        518,700
          10,000    Colgate-Palmolive Company                                          527,900
          13,200    Costco Wholesale Corporation                                       568,788
          34,400    CVS Corporation                                                    997,944
           9,400    Estee Lauder Companies, Inc. - Class "A"                           327,402
          12,100    General Mills, Inc.                                                583,220
           6,600    Gillette Company                                                   384,120
           9,200    Hershey Foods Corporation                                          518,052
          19,900    Kimberly-Clark Corporation                                       1,184,647
          36,800    PepsiCo, Inc.                                                    2,086,928
          39,900    Procter & Gamble Company                                         2,372,454
          19,700    Walgreen Company                                                   855,965
          52,900    Wal-Mart Stores, Inc.                                            2,318,078
-----------------------------------------------------------------------------------------------
                                                                                    19,029,967
-----------------------------------------------------------------------------------------------
                    Energy--9.0%
          14,400    BP PLC (ADR)                                                     1,020,240
           8,000    Burlington Resources, Inc.                                         650,560
          52,900    Chevron Corporation                                              3,424,217
          20,000    ConocoPhillips                                                   1,398,200
          73,200    ExxonMobil Corporation                                           4,651,128
          20,300    Halliburton Company                                              1,390,956
          14,900    Schlumberger, Ltd.                                               1,257,262
          19,900 *  Transocean, Inc.                                                 1,220,069
           5,400    Valero Energy Corporation                                          610,524
-----------------------------------------------------------------------------------------------
                                                                                    15,623,156
-----------------------------------------------------------------------------------------------
                    Financials--17.5%
          19,500    ACE, Ltd.                                                          917,865
           7,800    Allstate Corporation                                               431,262
          32,500    American Express Company                                         1,866,800
          34,200    American International Group, Inc.                               2,119,032
          66,514    Bank of America Corporation                                      2,800,239
          42,300    Bank of New York Company, Inc.                                   1,244,043
             250 *  Berkshire Hathaway, Inc. - Class "B"                               682,750
          15,900    Capital One Financial Corporation                                1,264,368
           6,100    Chubb Corporation                                                  546,255
          89,500    Citigroup, Inc.                                                  4,074,040
          10,400    Fannie Mae                                                         466,128
          14,500    Freddie Mac                                                        818,670
          10,700    Goldman Sachs Group, Inc.                                        1,300,906
          60,132    JPMorgan Chase & Company                                         2,040,279
           5,500    Lehman Brothers Holdings, Inc.                                     640,640
          14,500    Marsh & McLennan Companies, Inc.                                   440,655
          34,300    MBNA Corporation                                                   845,152
          20,500    Merrill Lynch & Company, Inc.                                    1,257,675
          29,000    Morgan Stanley                                                   1,564,260
          21,300    New York Community Bancorp, Inc.                                   349,320
          20,500    U.S. Bancorp                                                       575,640
          27,400    Wachovia Corporation                                             1,303,966
          25,200    Washington Mutual, Inc.                                            988,344
          25,000    Wells Fargo & Company                                            1,464,250
           6,600    Willis Group Holdings, Ltd.                                        247,830
-----------------------------------------------------------------------------------------------
                                                                                    30,250,369
-----------------------------------------------------------------------------------------------
                    Health Care--13.1%
          33,500    Abbott Laboratories                                              1,420,400
          12,200    Aetna, Inc.                                                      1,050,908
          27,700 *  Amgen, Inc.                                                      2,206,859
          34,300 *  Boston Scientific Corporation                                      801,591
          64,500    Bristol-Myers Squibb Company                                     1,551,870
           5,400 *  Coventry Health Care, Inc.                                         464,508
           8,900    HCA, Inc.                                                          426,488
          56,600    Johnson & Johnson                                                3,581,648
          29,300    Medtronic, Inc.                                                  1,571,066
          25,400    Merck & Company, Inc.                                              691,134
          35,200    Novartis AG (ADR)                                                1,795,200
         144,140    Pfizer, Inc.                                                     3,599,176
          13,200    Teva Pharmaceutical Industries, Ltd. (ADR)                         441,144
           9,600 *  Triad Hospitals, Inc.                                              434,592
          29,200    UnitedHealth Group, Inc.                                         1,641,040
          21,900    Wyeth                                                            1,013,313
-----------------------------------------------------------------------------------------------
                                                                                    22,690,937
-----------------------------------------------------------------------------------------------
                    Industrials--12.9%
          18,500    3M Company                                                       1,357,160
          13,400    Boeing Company                                                     910,530
          29,700    Caterpillar, Inc.                                                1,744,875
          41,200    Cendant Corporation                                                850,368
           8,300    Deere & Company                                                    507,960
          12,000    Dover Corporation                                                  489,480
          13,600    Emerson Electric Company                                           976,480
         145,500    General Electric Company                                         4,898,985
          19,700    Honeywell International, Inc.                                      738,750
           8,800    ITT Industries, Inc.                                               999,680
          21,400    Lockheed Martin Corporation                                      1,306,256
          28,700    Masco Corporation                                                  880,516
          15,200    Northrop Grumman Corporation                                       826,120
          58,300    Tyco International, Ltd.                                         1,623,655
          13,200    Union Pacific Corporation                                          946,440
          13,500    United Parcel Service, Inc. - Class "B"                            933,255
          43,600    United Technologies Corporation                                  2,260,224
-----------------------------------------------------------------------------------------------
                                                                                    22,250,734
-----------------------------------------------------------------------------------------------
                    Information Technology--16.9%
          19,400 *  Accenture, Ltd. - Class "A"                                        493,924
          12,500    Analog Devices, Inc.                                               464,250
           5,600 *  Apple Computer, Inc.                                               300,216
          27,900    Applied Materials, Inc.                                            473,184
          23,900 *  ASML Holding NV - NY Shares                                        394,589
          11,800    Automatic Data Processing, Inc.                                    507,872
         123,100 *  Cisco Systems, Inc.                                              2,207,183
          48,700 *  Corning, Inc.                                                      941,371
          57,400 *  Dell, Inc.                                                       1,963,080
         121,400 *  EMC Corporation                                                  1,570,916
          33,800    First Data Corporation                                           1,352,000
          40,100    Hewlett-Packard Company                                          1,170,920
         114,800    Intel Corporation                                                2,829,820
          26,300    International Business Machines Corporation                      2,109,786
         180,600    Microsoft Corporation                                            4,646,838
          48,800    Motorola, Inc.                                                   1,077,992
          39,500    National Semiconductor Corporation                               1,038,850
          59,000    Nokia Corporation - Class "A" (ADR)                                997,690
          70,100 *  Oracle Corporation                                                 868,539
          14,500    QUALCOMM, Inc.                                                     648,875
          19,900 *  SanDisk Corporation                                                960,175
          23,720 *  Symantec Corporation                                               537,495
          39,300    Texas Instruments, Inc.                                          1,332,270
          19,700 *  Xerox Corporation                                                  268,905
-----------------------------------------------------------------------------------------------
                                                                                    29,156,740
-----------------------------------------------------------------------------------------------
                    Materials--2.6%
          21,000    Alcoa, Inc.                                                        512,820
          16,816    Cemex SA de CV (ADR)                                               879,477
          23,700    Dow Chemical Company                                               987,579
          20,300    DuPont (E.I.) de Nemours & Company                                 795,151
          23,800    International Paper Company                                        709,240
           6,700    Newmont Mining Corporation                                         316,039
           2,700    Phelps Dodge Corporation                                           350,811
-----------------------------------------------------------------------------------------------
                                                                                     4,551,117
-----------------------------------------------------------------------------------------------
                    Telecommunication Services--2.4%
          49,200    SBC Communications, Inc.                                         1,179,324
          74,222    Sprint Corporation                                               1,764,999
          39,100    Verizon Communications, Inc.                                     1,278,179
-----------------------------------------------------------------------------------------------
                                                                                     4,222,502
-----------------------------------------------------------------------------------------------
                    Utilities--1.0%
          58,300    Duke Energy Corporation                                          1,700,611
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $130,232,390)                                   169,259,933
-----------------------------------------------------------------------------------------------
                    SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.0%
          $3,500M   Freddie Mac, 3.5%, 10/4/05 (cost $3,498,977)                     3,498,977
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $133,731,367)                       99.9%         172,758,910
Other Assets, Less Liabilities                                         .1              173,989
-----------------------------------------------------------------------------------------------
Net Assets                                                          100.0%        $172,932,899
================================================================================================

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At September 30, 2005, the cost of investments for federal income tax purposes was $137,779,108.
Accumulated net unrealized appreciation on investments was $34,979,802, consisting of
$39,421,614 gross unrealized appreciation and $4,441,812 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
September 30, 2005

-----------------------------------------------------------------------------------------------
         Principal                                               Interest
            Amount    Security                                      Rate*        Value
-----------------------------------------------------------------------------------------------
                      CORPORATE NOTES--41.5%
               $250M  Abbott Laboratories, 10/19/05 +                 3.70%    $249,537
                150M  ChevronTexaco Corp., 10/28/05                   3.70      149,584
                250M  Coca-Cola Co., 10/21/05                         3.56      249,504
                250M  Colgate-Palmolive Co., 10/7/05 +                3.54      249,852
                250M  DuPont (E.I.) de Nemours & Co., 10/12/05        3.70      249,717
                250M  Gannett Co., Inc., 10/4/05 +                    3.55      249,926
                250M  3M Co., 10/11/05                                3.62      249,748
                250M  PepsiCo, Inc., 10/27/05 +                       3.71      249,330
                250M  Pitney Bowes, Inc., 10/11/05 +                  3.70      249,743
                200M  Prudential Funding Corp., 10/31/05              3.73      199,378
                250M  Toyota Motor Credit Corp., 11/9/05              3.76      248,981
-----------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $2,595,300)                              2,595,300
-----------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS--28.9%
                115M  Fannie Mae, 4/28/06                             3.69      113,987
                      Federal Home Loan Bank:
                150M      11/4/05                                     2.53      149,998
                185M      11/15/05                                    2.52      184,992
                 20M      11/15/05                                    2.52       20,080
                 90M      11/17/05                                    3.37       89,819
                130M      1/20/06                                     3.55      129,546
                 50M      1/23/06                                     3.70       49,701
                100M      3/13/06                                     3.31       99,641
                 70M      4/7/06                                      3.78       69,725
                100M      6/30/06                                     3.75      100,000
                      Freddie Mac:
                200M      10/19/05                                    3.66      199,634
                200M      12/8/05                                     3.07      201,075
                150M      4/28/06                                     3.56      149,262
                150M      6/2/06                                      4.12      148,160
                100M      6/9/06                                      4.10       98,646
-----------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,804,266)           1,804,266
-----------------------------------------------------------------------------------------------
                      FLOATING RATE NOTES--20.8%
                      Federal Home Loan Bank:
                300M      10/5/05                                     3.41      299,998
                100M      5/24/06                                     3.60      100,000
                200M  Merrill Lynch & Co., 4/18/06                    3.89      200,343
                250M  US Bank NA, 12/5/05                             3.76      249,996
                250M  Wal-Mart Stores, Inc., 3/16/06                  3.73      249,915
                200M  Wells Fargo & Co., 9/15/06                      3.96      200,204
-----------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $1,300,456)                          1,300,456
-----------------------------------------------------------------------------------------------
                      BANKERS' ACCEPTANCES--7.3%
                250M  Bank of America, Inc., 10/3/05                  3.56      249,950
                204M  JPMorgan Chase & Co., 10/24/05                  3.65      203,523
-----------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $453,473)                             453,473
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $6,153,495)**           98.5%                6,153,495
Other Assets, Less Liabilities                            1.5                    95,189
-----------------------------------------------------------------------------------------------
Net Assets                                              100.0%               $6,248,684
===============================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2005.

** Aggregate cost for federal income tax purposes is the same.

 + Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2005, the Fund held five Section 4(2) securities with an aggregate value of $1,248,388 representing 20.0% of the Fund's net assets.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE DISCOVERY FUND
September 30, 2005

-----------------------------------------------------------------------------------------------
         Shares   Security                                                               Value
-----------------------------------------------------------------------------------------------
                  COMMON STOCKS--96.0%
                  Consumer Discretionary--11.8%
          36,800  Arbitron, Inc.                                                     $1,466,112
          74,100  Catalina Marketing Corporation                                      1,685,034
          75,600  Dillard's, Inc. - Class "A"                                         1,578,528
           1,100  Ethan Allen Interiors, Inc.                                            34,485
         109,800  Journal Communications, Inc.                                        1,636,020
          60,100  Matthews International Corporation - Class "A"                      2,271,179
          29,600  Media General, Inc. - Class "A"                                     1,717,096
          99,000* Payless ShoeSource, Inc.                                            1,722,600
           1,475  Pre-Paid Legal Services, Inc.                                          57,083
           1,925* ProQuest Company                                                       69,685
          87,800  RadioShack Corporation                                              2,177,440
          41,400  Sherwin-Williams Company                                            1,824,498
-----------------------------------------------------------------------------------------------
                                                                                     16,239,760
-----------------------------------------------------------------------------------------------
                  Consumer Staples--8.9%
          67,300  Chiquita Brands International, Inc.                                 1,881,035
          54,400  Church & Dwight Co., Inc.                                           2,009,536
          95,700  Flowers Foods, Inc.                                                 2,610,696
          59,300  Hormel Foods Corporation                                            1,956,307
          45,200  Lancaster Colony Corporation                                        1,943,600
          61,812  Tootsie Roll Industries, Inc.                                       1,962,531
-----------------------------------------------------------------------------------------------
                                                                                     12,363,705
-----------------------------------------------------------------------------------------------
                  Energy--5.6%
          14,300* Denbury Resources, Inc.                                               721,292
          30,900  Overseas Shipholding Group, Inc.                                    1,802,397
             800* SEACOR Holdings, Inc.                                                  58,064
          17,800* Southwestern Energy Company                                         1,306,520
          27,300* Swift Energy Company                                                1,248,975
          37,900  Tesoro Corporation                                                  2,548,396
-----------------------------------------------------------------------------------------------
                                                                                      7,685,644
-----------------------------------------------------------------------------------------------
                  Financials--4.4%
           1,875  21st Century Insurance Group                                           29,906
          65,500  Commerce Bancorp, Inc.                                              2,010,195
          63,350  HCC Insurance Holdings, Inc.                                        1,807,376
         103,700  MoneyGram International, Inc.                                       2,251,327
-----------------------------------------------------------------------------------------------
                                                                                      6,098,804
-----------------------------------------------------------------------------------------------
                  Health Care--10.4%
          79,900* AmSurg Corporation                                                  2,186,064
         246,500* BioScrip, Inc.                                                      1,602,250
          50,600* Humana, Inc.                                                        2,422,728
          48,800* LabOne, Inc.                                                        2,122,800
          45,200* Lincare Holdings, Inc.                                              1,855,460
          57,800* Magellan Health Services, Inc. - Class "A"                          2,031,670
          71,400  West Pharmaceutical Services, Inc.                                  2,118,438
-----------------------------------------------------------------------------------------------
                                                                                     14,339,410
-----------------------------------------------------------------------------------------------
                  Industrials--22.3%
          90,700  Angelica Corporation                                                1,618,995
          33,850  Carlisle Companies, Inc.                                            2,151,845
          67,800  CLARCOR, Inc.                                                       1,947,215
          32,200  Curtiss-Wright Corporation                                          1,987,062
           2,000  ElkCorp                                                                71,540
          39,100  HNI Corporation                                                     2,354,602
          36,200* Jacobs Engineering Group, Inc.                                      2,439,880
          51,800  John H. Harland Company                                             2,299,920
          96,700* Kansas City Southern, Inc.                                          2,254,077
          63,100* NCI Building Systems, Inc.                                          2,573,849
          61,200  United Industrial Corporation                                       2,187,900
          91,900  Wabtec Corporation                                                  2,507,032
          39,600* Washington Group International, Inc.                                2,134,044
          73,700  Watson Wyatt & Company Holdings - Class "A"                         1,986,215
          27,000  Woodward Governor Company                                           2,296,350
-----------------------------------------------------------------------------------------------
                                                                                     30,810,526
-----------------------------------------------------------------------------------------------
                  Information Technology--19.4%
          88,775* Avnet, Inc.                                                         2,170,549
         135,100  AVX Corporation                                                     1,721,174
          67,800* Cabot Microelectronics Corporation                                  1,991,964
         129,900* Convergys Corporation                                               1,866,663
          47,000  Imation Corporation                                                 2,014,890
          57,000* Intergraph Corporation                                              2,548,470
          37,000* International Rectifier Corporation                                 1,667,960
         125,600* MEMC Electronic Materials, Inc.                                     2,862,424
         203,700* Overland Storage, Inc.                                              1,660,155
          50,400* Rogers Corporation                                                  1,950,480
         104,200  Sabre Holdings Corporation - Class "A"                              2,113,176
         245,000* Tyler Technologies, Inc.                                            2,028,600
          50,500* Varian Semiconductor Equipment Associates, Inc.                     2,139,685
-----------------------------------------------------------------------------------------------
                                                                                     26,736,190
-----------------------------------------------------------------------------------------------
                  Materials--2.8%
          39,400  AptarGroup, Inc.                                                    1,962,514
          55,500  Commercial Metals Company                                           1,872,570
           3,500* Metals USA, Inc.                                                       71,610
-----------------------------------------------------------------------------------------------
                                                                                      3,906,694
-----------------------------------------------------------------------------------------------
                  Telecommunication Services--4.4%
          59,700  CenturyTel, Inc.                                                    2,088,306
         208,800* Premiere Global Services, Inc.                                      1,707,984
          59,375  Telephone & Data Systems, Inc. - Special Shares                     2,229,531
-----------------------------------------------------------------------------------------------
                                                                                      6,025,821
-----------------------------------------------------------------------------------------------
                  Utilities--6.0%
          68,700  Atmos Energy Corporation                                            1,940,775
         148,200* CMS Energy Corporation                                              2,437,890
         104,800  Duquesne Light Holdings, Inc.                                       1,803,608
          89,900  Pepco Holdings, Inc.                                                2,091,973
-----------------------------------------------------------------------------------------------
                                                                                      8,274,246
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $118,361,191)                                    132,480,800
-----------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--4.6%
          $6,300M Federal Home Loan Bank, 3.18%, 10/3/05 (cost $6,298,887)            6,298,887
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $124,660,078)                             100.6%   138,779,687
Excess of Liabilities Over Other Assets                                      (.6)      (785,765)
-----------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%  $137,993,922
-----------------------------------------------------------------------------------------------

* Non-income producing

At September 30, 2005, the cost of investments for federal income tax purposes was $124,781,280. Accumulated net unrealized appreciation on investments was $13,998,407, consisting of $17,658,830 gross unrealized appreciation and $3,660,423 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
September 30, 2005
------------------------------------------------------------------------------------------------
          Shares    Security                                                               Value
------------------------------------------------------------------------------------------------
                    COMMON STOCKS--98.6%
                    Consumer Discretionary--10.1%
           4,600  * Comcast Corporation - Special Class "A"                             $132,388
           3,730  * Kohl's Corporation                                                   187,171
           3,200    Lowe's Companies, Inc.                                               206,080
          24,400    Time Warner, Inc.                                                    441,884
           5,000    Viacom, Inc. - Class "B"                                             165,050
------------------------------------------------------------------------------------------------
                                                                                       1,132,573
------------------------------------------------------------------------------------------------
                    Consumer Staples--10.5%
           4,300    Altria Group, Inc.                                                   316,953
           2,800    Coca-Cola Company                                                    120,932
           5,100    PepsiCo, Inc.                                                        289,221
           7,600    Procter & Gamble Company                                             451,896
------------------------------------------------------------------------------------------------
                                                                                       1,179,002
------------------------------------------------------------------------------------------------
                    Energy--11.1%
           7,600    ConocoPhillips                                                       531,316
           3,400    GlobalSantaFe Corporation                                            155,108
           4,700    Noble Energy, Inc.                                                   220,430
           4,000    Schlumberger, Ltd.                                                   337,520
------------------------------------------------------------------------------------------------
                                                                                       1,244,374
------------------------------------------------------------------------------------------------
                    Financials--16.7%
           2,800    American International Group, Inc.                                   173,488
           9,700    Bank of America Corporation                                          408,370
           7,700    Citigroup, Inc.                                                      350,504
           2,600    Golden West Financial Corporation                                    154,414
           4,700    Merrill Lynch & Company, Inc.                                        288,345
           2,600    MetLife, Inc.                                                        129,558
           4,294    St. Paul Travelers Companies, Inc.                                   192,672
           3,700    State Street Corporation                                             181,004
------------------------------------------------------------------------------------------------
                                                                                       1,878,355
------------------------------------------------------------------------------------------------
                    Health Care--17.7%
           4,700    Abbott Laboratories                                                  199,280
           3,000  * Amgen, Inc.                                                          239,010
           3,800    Baxter International, Inc.                                           151,506
           2,900    Eli Lilly & Company                                                  155,208
           2,100  * Genzyme Corporation                                                  150,444
           5,800    Medtronic, Inc.                                                      310,996
           7,400    Pfizer, Inc.                                                         184,778
           8,000    Schering-Plough Corporation                                          168,400
           3,700  * WellPoint, Inc.                                                      280,534
           3,200    Wyeth                                                                148,064
------------------------------------------------------------------------------------------------
                                                                                       1,988,220
------------------------------------------------------------------------------------------------
                    Industrials--10.5%
           3,400    Boeing Company                                                       231,030
           1,500    General Dynamics Corporation                                         179,325
          11,600    General Electric Company                                             390,572
           4,200    Ingersoll-Rand Company - Class "A"                                   160,566
           4,200    United Technologies Corporation                                      217,728
------------------------------------------------------------------------------------------------
                                                                                       1,179,221
------------------------------------------------------------------------------------------------
                    Information Technology--15.4%
           5,100    Analog Devices, Inc.                                                 189,414
           6,900  * Cisco Systems, Inc.                                                  123,717
           9,100  * Corning, Inc.                                                        175,903
           3,300  * Dell, Inc.                                                           112,860
           3,800    First Data Corporation                                               152,000
          19,800    Microsoft Corporation                                                509,454
           1,900  * Research in Motion, Ltd.                                             129,960
           4,400    Texas Instruments, Inc.                                              149,160
           5,400  * Yahoo!, Inc.                                                         182,736
------------------------------------------------------------------------------------------------
                                                                                       1,725,204
------------------------------------------------------------------------------------------------
                    Materials--3.6%
           4,000    DuPont (E.I.) de Nemours & Company                                   156,680
           2,400    Newmont Mining Corporation                                           113,208
             800    Rio Tinto PLC (ADR)                                                  131,440
------------------------------------------------------------------------------------------------
                                                                                         401,328
------------------------------------------------------------------------------------------------
                    Telecommunication Services--2.1%
          10,140    Sprint Nextel Corporation                                            241,129
------------------------------------------------------------------------------------------------
                    Utilities--.9%
           2,600    PG&E Corporation                                                     102,050
------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,861,048)                                        11,071,456
------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--2.7%
            $299M   UBS Securities, 3.31%,dated 9/30/05, to be
                        repurchased at $299,082 on 10/3/05
                        (collateralized by U.S. Treasury Bonds,
                        6.5%, 11/15/26, valued at $307,403)
                        (cost $299,000)                                                  299,000
------------------------------------------------------------------------------------------------
Total Value of Investments (cost $10,160,048)                              101.3%     11,370,456
Excess of Liabilities Over Other Assets                                     (1.3)       (140,489)
------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%    $11,229,967
------------------------------------------------------------------------------------------------

* Non-income producing

Summary of Abbreviations:
  ADR American Depositary Receipts

  At September 30, 2005, the cost of investments for federal income tax purposes was $10,196,858. Accumulated net unrealized appreciation on investments was $1,173,598, consisting of $1,502,258 gross unrealized appreciation and $328,660 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE GOVERNMENT FUND
September 30, 2005

------------------------------------------------------------------------------------------------
         Principal
            Amount   Security                                                              Value
------------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--79.0%
                     Fannie Mae--13.0%
               $919M 5.5%, 6/1/2033 - 7/1/2034                                          $919,788
                200M 6%, 8/1/2033                                                        203,334
                161M 7%, 5/1/2031                                                        170,326
                754M 9%, 6/1/2015 - 11/1/2026                                            826,805
                491M 11%, 10/1/2015                                                      547,611
------------------------------------------------------------------------------------------------
                                                                                       2,667,864
------------------------------------------------------------------------------------------------
                     Freddie Mac--11.8%
              1,686M 6%, 8/1/2032 - 8/1/2035                                           1,716,579
                406M 6.5%, 7/1/2032 - 12/1/2032                                          418,397
                277M 8.5%, 7/1/2016 - 9/1/2024                                           303,191
------------------------------------------------------------------------------------------------
                                                                                       2,438,167
------------------------------------------------------------------------------------------------
                     Government National Mortgage Association I Program--54.2%
                927M 5%, 5/15/2034 - 3/15/2035                                           917,950
              3,534M 5.5%, 2/15/2033 - 4/15/2035                                       3,573,316
              2,482M 6%, 11/15/2032 - 5/15/2035                                        2,552,364
              1,467M 6.5%, 7/15/2032 - 8/15/2034                                       1,530,856
              1,920M 7%, 1/15/2030 - 10/15/2032                                        2,036,016
                476M 10%, 5/15/2019 - 8/15/2019                                          544,252
------------------------------------------------------------------------------------------------
                                                                                      11,154,754
------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,306,582)                        16,260,785
------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--9.6%
                     US Agency--9.6%
              1,000M Federal Farm Credit Bank, 4.55%, 2011                               986,350
              1,000M Federal Home Loan Bank, 5%, 2012                                    995,307
------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,990,958)                    1,981,657
------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT OBLIGATIONS--5.2%
                972M FDA Queens LP, 6.99%, 2017 (cost $1,104,721)+                     1,080,240
------------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--3.4%
                700M U.S. Treasury Bills, 3.09%, 10/6/05 (cost $699,699)                 699,699
------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,101,960)                                  97.2%  20,022,381
Other Assets, Less Liabilities                                                  2.8      568,973
------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0% $20,591,354
------------------------------------------------------------------------------------------------

+ Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30,2005, the Fund held one 144A security with a value of $1,080,240 representing 5.2% of the Fund's net assets.

  At September 30, 2005, the cost of investments for federal income tax purposes was $20,101,960. Accumulated net unrealized depreciation on investments was $79,579, consisting of $84,098 gross unrealized appreciation and $163,677 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE GROWTH FUND
September 30, 2005

------------------------------------------------------------------------------------------------
         Shares      Security                                           Value
------------------------------------------------------------------------------------------------
                     COMMON STOCKS--96.1%
                     Consumer Discretionary--13.8%
          10,800     Abercrombie & Fitch Company - Class "A"                            $538,380
          25,400  *  Career Education Corporation                                        903,224
          36,100     CBRL Group, Inc.                                                  1,215,126
          21,200  *  Chico's FAS, Inc.                                                   780,160
          58,000     Christopher & Banks Corporation                                     804,460
          47,400  *  Comcast Corporation - Special Class "A"                           1,364,172
          77,166     D.R. Horton, Inc.                                                 2,794,953
           4,400     Federated Department Stores, Inc.                                   294,228
           5,200     Garmin, Ltd.                                                        352,716
          10,700     Harrah's Entertainment, Inc.                                        697,533
          39,900     Hilton Hotels Corporation                                           890,568
          38,300  *  ITT Educational Services, Inc.                                    1,890,105
          48,100  *  Kohl's Corporation                                                2,413,658
          40,100     Lowe's Companies, Inc.                                            2,582,440
          87,100     Michaels Stores, Inc.                                             2,879,526
          39,400  *  O'Reilly Automotive, Inc.                                         1,110,292
          59,950  *  Pacific Sunwear of California, Inc.                               1,285,328
          38,000  *  Shuffle Master, Inc.                                              1,004,340
          52,000  *  Tempur-Pedic International, Inc.                                    615,680
         300,700     Time Warner, Inc.                                                 5,445,677
          59,200     Viacom, Inc. - Class "B"                                          1,954,192
          26,100     Yankee Candle Company, Inc.                                         639,450
          29,000     Yum! Brands, Inc.                                                 1,403,890
------------------------------------------------------------------------------------------------
                                                                                      33,860,098
------------------------------------------------------------------------------------------------
                     Consumer Staples--6.1%
          53,100     Altria Group, Inc.                                                3,914,001
          25,100     Anheuser-Busch Companies, Inc.                                    1,080,304
          19,200  *  Constellation Brands, Inc. - Class "A"                              499,200
          19,400  *  Kroger Company                                                      399,446
          58,600     PepsiCo, Inc.                                                     3,323,206
          96,500     Procter & Gamble Company                                          5,737,890
------------------------------------------------------------------------------------------------
                                                                                      14,954,047
------------------------------------------------------------------------------------------------
                     Energy--10.7%
          50,300     Chesapeake Energy Corporation                                     1,923,975
          61,400     ConocoPhillips                                                    4,292,474
          80,600     ExxonMobil Corporation                                            5,121,324
          49,700     GlobalSantaFe Corporation                                         2,267,314
          14,100  *  National-Oilwell Varco, Inc.                                        927,780
         106,100     Noble Energy, Inc.                                                4,976,090
          41,800     Petro-Canada                                                      1,744,314
          35,200     Schlumberger, Ltd.                                                2,970,176
           5,700     Tesoro Corporation                                                  383,268
           5,900     Woodside Petroleum, Ltd.                                            162,199
          34,633     XTO Energy, Inc.                                                  1,569,568
------------------------------------------------------------------------------------------------
                                                                                      26,338,482
------------------------------------------------------------------------------------------------
                     Financials--15.2%
          21,200     Ambac Financial Group, Inc.                                       1,527,672
          34,874     American International Group, Inc.                                2,160,793
         115,700     Bank of America Corporation                                       4,870,970
          94,152     Citigroup, Inc.                                                   4,285,799
         116,500  *  E*TRADE Financial Corporation                                     2,050,400
          37,900     First Marblehead Corporation                                        962,660
          30,200     Golden West Financial Corporation                                 1,793,578
          38,900     IndyMac Bancorp, Inc.                                             1,539,662
          56,000     Merrill Lynch & Company, Inc.                                     3,435,600
          40,600     Northern Trust Corporation                                        2,052,330
          32,200     Nuveen Investments - Class "A"                                    1,268,358
          26,900     Simon Property Group, Inc. (REIT)                                 1,993,828
          76,900     Sovereign Bancorp, Inc.                                           1,694,876
          53,396     St. Paul Travelers Companies, Inc.                                2,395,879
          46,000     State Street Corporation                                          2,250,320
          29,600     UnionBanCal Corporation                                           2,063,712
          54,000     UnumProvident Corporation                                         1,107,000
------------------------------------------------------------------------------------------------
                                                                                      37,453,437
------------------------------------------------------------------------------------------------
                     Health Care--19.1%
          59,200     Abbott Laboratories                                               2,510,080
          38,100  *  Amgen, Inc.                                                       3,035,427
          37,900     Applera Corporation - Applied Biosystems Group                      880,796
          46,300     Baxter International, Inc.                                        1,845,981
          34,100     Biomet, Inc.                                                      1,183,611
          96,200  *  Biovail Corporation                                               2,248,194
          21,700  *  Charles River Laboratories International, Inc                       946,554
          14,600     Cooper Companies, Inc.                                            1,118,506
          26,300  *  Coventry Health Care, Inc.                                        2,262,326
          32,500  *  Dendrite International, Inc.                                        652,925
          14,800     Diagnostic Products Corporation                                     780,404
          25,800     Eisai Co., Ltd. (ADR)                                             1,104,023
          33,800     Eli Lilly & Company                                               1,808,976
          49,600  *  Fisher Scientific International, Inc.                             3,077,680
          39,300  *  Genzyme Corporation                                               2,815,452
          51,600  *  Health Net, Inc.                                                  2,441,712
          10,700  *  Kinetic Concepts, Inc.                                              607,760
          73,300     Medtronic, Inc.                                                   3,930,346
          44,200     Omnicare, Inc.                                                    2,485,365
          89,275     Pfizer, Inc.                                                      2,229,197
          88,700     Schering-Plough Corporation                                       1,867,135
          22,600  *  Triad Hospitals, Inc.                                             1,023,102
          17,800  *  Waters Corporation                                                  740,480
          46,900  *  WellPoint, Inc.                                                   3,555,958
          40,200     Wyeth                                                             1,860,054
------------------------------------------------------------------------------------------------
                                                                                      47,012,044
------------------------------------------------------------------------------------------------
                     Industrials--8.5%
          24,200     Caterpillar, Inc.                                                 1,421,750
           4,500     Engineered Support Systems, Inc.                                    184,680
          55,705  *  European Aeronautic Defense and Space Company                     1,981,237
          18,400     Fastenal Company                                                  1,124,056
          14,300     General Dynamics Corporation                                      1,709,565
         139,300     General Electric Company                                          4,690,231
          52,500     Ingersoll-Rand Company - Class "A"                                2,007,075
          27,400     Oshkosh Truck Corporation                                         1,182,584
          39,400     Precision Castparts Corporation                                   2,092,140
          53,000     United Technologies Corporation                                   2,747,520
          21,800  *  Waste Connections, Inc.                                             764,744
          21,300  *  Yellow Roadway Corporation                                          882,246
------------------------------------------------------------------------------------------------
                                                                                      20,787,828
------------------------------------------------------------------------------------------------
                     Information Technology--14.4%
          26,000  *  Affiliated Computer Services, Inc. - Class "A"                    1,419,600
          36,200  *  Amdocs, Ltd.                                                      1,003,826
          14,600     Analog Devices, Inc.                                                542,244
          16,600     Autodesk, Inc.                                                      770,904
          15,200  *  Benchmark Electronics, Inc.                                         457,824
          15,500     CDW Corporation                                                     913,260
          86,500  *  Cisco Systems, Inc.                                               1,550,945
         160,600  *  Corning, Inc.                                                     3,104,398
          41,000  *  Dell, Inc.                                                        1,402,200
          12,300  *  DST Systems, Inc.                                                   674,409
          48,800     First Data Corporation                                            1,952,000
             733  *  HomeStore.com, Inc.                                                   3,189
          81,400     Intel Corporation                                                 2,006,510
          15,000  *  International Rectifier Corporation                                 676,200
          64,500  *  Intuit, Inc.                                                      2,890,245
          29,100  *  Lam Research Corporation                                            886,677
          11,200  *  Mercury Interactive Corporation                                     443,520
         250,500     Microsoft Corporation                                             6,445,365
          50,900     Motorola, Inc.                                                    1,124,380
          20,600  *  QLogic Corporation                                                  704,520
          10,700  *  Research in Motion, Ltd.                                            731,880
          15,600  *  SanDisk Corporation                                                 752,700
          55,500     Texas Instruments, Inc.                                           1,881,450
          17,600  *  Varian Semiconductor Equipment Associates, Inc.                     745,712
          66,500  *  Yahoo!, Inc.                                                      2,250,360
------------------------------------------------------------------------------------------------
                                                                                      35,334,318
------------------------------------------------------------------------------------------------
                     Materials--4.1%
          55,400     Alcoa, Inc.                                                       1,352,868
          50,100     Du Pont (E.I.) de Nemours & Company                               1,962,417
          56,200     Newmont Mining Corporation                                        2,650,954
          23,800     Placer Dome, Inc.                                                   408,170
          10,900     Rio Tinto PLC (ADR)                                               1,790,870
          25,200     Vulcan Materials Company                                          1,870,092
------------------------------------------------------------------------------------------------
                                                                                      10,035,371
------------------------------------------------------------------------------------------------
                     Other--1.0%
          46,100     Market 2000+ HOLDRs Trust                                         2,539,649
------------------------------------------------------------------------------------------------
                     Telecommunication Services--1.6%
          70,300  *  Alamosa Holdings, Inc.                                            1,202,833
         119,652     Sprint Nextel Corporation                                         2,845,325
------------------------------------------------------------------------------------------------
                                                                                       4,048,158
------------------------------------------------------------------------------------------------
                     Utilities--1.6%
          99,900     PG&E Corporation                                                  3,921,075
------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $185,809,625)                                     236,284,507
------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT--4.0%
          $9,727M    UBS Securities, 3.31%, dated 9/30/05, to be
                        repurchased at $9,729,683 on 10/3/05
                        (collateralized by U.S. Treasury Bonds,
                        8.875%, 2/15/19, valued at $9,995,801)
                        (cost $9,727,000)                                              9,727,000
------------------------------------------------------------------------------------------------
Total Value of Investments (cost $195,536,625)                               100.1%  246,011,507
Excess of Liabilities Over Other Assets                                        (.1)     (276,877)
------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0% $245,734,630
================================================================================================

* Non-income producing

Summary of Abbreviations:

ADR  American Depositary Receipts
REIT Real Estate Investment Trust

At September 30, 2005, the cost of investments for federal income tax purposes was $196,759,030. Accumulated net unrealized appreciation on investments was $49,252,477, consisting of $53,308,024 gross unrealized appreciation and $4,055,547 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE HIGH YIELD FUND
September 30, 2005

----------------------------------------------------------------------------------------------
    Principal
       Amount        Security                                                            Value
----------------------------------------------------------------------------------------------
                     CORPORATE BONDS--88.7%
                     Aerospace/Defense--3.0%
          $400M      Alliant Techsystems, Inc., 8.5%, 2011                            $423,000
           600M      DRS Technologies, Inc., 6.875%, 2013                              582,000
           400M      DynCorp International, 9.5%, 2013 +                               420,000
           190M      GenCorp, Inc., 9.5%, 2013                                         209,238
           400M      L-3 Communications Corp., 7.625%, 2012                            422,000
----------------------------------------------------------------------------------------------
                                                                                     2,056,238
----------------------------------------------------------------------------------------------
                     Automotive--8.7%
           200M      Accuride Corp., 8.5%, 2015                                        197,000
                     Asbury Automotive Group, Inc.:
           175M          9%, 2012                                                      176,750
           600M          8%, 2014                                                      573,000
           500M      Collins & Aikman Products Co., 10.75%, 2011 ++                    222,500
           750M      Cooper Standard Automotive, Inc., 8.375%, 2014                    633,750
           250M      Cummins, Inc., 9.5%, 2010                                         273,125
           375M      Dana Corp., 9%, 2011                                              381,219
                     Delco Remy International, Inc.:
           500M          11%, 2009                                                     327,500
           250M          9.375%, 2012                                                  141,250
                     Navistar International Corp.:
           250M          7.5%, 2011                                                    253,750
           350M          6.25%, 2012                                                   334,250
         1,000M      Special Devices, Inc., 11.375%, 2008                              875,000
           750M      Tenneco Automotive, Inc., 8.625%, 2014                            759,375
           448M      TRW Automotive, Inc., 9.375%, 2013                                488,320
           400M      United Components, Inc., 9.375%, 2013                             400,000
----------------------------------------------------------------------------------------------
                                                                                     6,036,789
----------------------------------------------------------------------------------------------
                     Chemicals--11.1%
           225M      BCP Crystal US Holdings Corp., 9.625%, 2014                       251,437
           350M      Equistar Chemicals LP, 10.625%, 2011                              383,250
           235M      Ethyl Corp., 8.875%, 2010                                         247,631
           200M      Huntsman International LLC, 7.375%, 2015 +                        192,500
                     Huntsman, LLC:
           183M          11.625%, 2010                                                 209,992
           319M          11.5%, 2012                                                   366,052
           900M      IMC Global, Inc., 10.875%, 2013                                 1,066,500
           700M      Innophos, Inc., 8.875%, 2014 +                                    719,250
                     Lyondell Chemical Co.:
           650M          9.625%, 2007                                                  685,750
           350M          9.5%, 2008                                                    368,375
           425M      Millennium America, Inc., 9.25%, 2008                             459,000
           100M      Omnova Solutions, Inc., 11.25%, 2010                              107,500
                     Resolution Performance Products, LLC:
           100M          8%, 2009                                                      103,500
         1,675M          13.5%, 2010                                                 1,788,063
           250M      Southern States Cooperative, Inc., 10.5%, 2010 +                  263,750
           337M      Terra Capital, Inc., 11.5%, 2010                                  387,550
            64M      Westlake Chemical Corp., 8.75%, 2011                               69,280
----------------------------------------------------------------------------------------------
                                                                                     7,669,380
----------------------------------------------------------------------------------------------
                     Consumer Non-Durables--3.8%
           200M      Broder Brothers Co., 11.25%, 2010                                 199,000
           500M      GFSI, Inc., 9.625%, 2007                                          457,500
                     Levi Strauss & Co.:
           500M          8.254%, 2012 ***                                              501,250
           400M          9.75%, 2015                                                   410,000
           800M      Playtex Products, Inc., 9.375%, 2011                              839,000
           250M      Remington Arms Co., 10.5%, 2011                                   238,750
----------------------------------------------------------------------------------------------
                                                                                     2,645,500
----------------------------------------------------------------------------------------------
                     Energy--8.5%
           700M      Bluewater Finance, Ltd., 10.25%, 2012                             763,000
                     Chesapeake Energy Corp.:
           200M          7.5%, 2014                                                    214,500
           500M          6.625%, 2016                                                  508,750
           150M      Compagnie Generale de Geophysique, 7.5%, 2015 +                   156,750
           250M      Delta Petroleum Corp., 7%, 2015                                   240,000
           300M      Dresser, Inc., 9.375%, 2011                                       318,000
         1,000M      El Paso Production Holding Co., 7.75%, 2013                     1,050,000
           200M      Energy Partners, Ltd., 8.75%, 2010                                210,000
                     Giant Industries, Inc.:
           650M          11%, 2012                                                     734,500
           450M          8%, 2014                                                      472,500
           400M      POGO Producing Co., 6.875%, 2017 +                                407,500
                     Tesoro Petroleum Corp.:
           100M          8%, 2008                                                      104,750
           700M          9.625%, 2008                                                  736,225
----------------------------------------------------------------------------------------------
                                                                                     5,916,475
----------------------------------------------------------------------------------------------
                     Financial Services--1.8%
           990M      Dow Jones CDX High Yield, Trust 1, Series 4, 8.25%, 2010 +        985,050
           278M      Targeted Return Index Securities Trust, 7.651%, 2015 +  ***       283,735
----------------------------------------------------------------------------------------------
                                                                                     1,268,785
----------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--2.0%
                     Land O'Lakes, Inc.:
           200M          9%, 2010                                                      221,500
           550M          8.75%, 2011                                                   578,875
           200M      Pierre Foods, Inc., 9.875%, 2012                                  207,000
           350M      Pilgrim's Pride Corp., 9.625%, 2011                               378,000
----------------------------------------------------------------------------------------------
                                                                                     1,385,375
----------------------------------------------------------------------------------------------
                     Food/Drug--1.1%
           750M      Ingles Markets, Inc., 8.875%, 2011                                761,250
-----------------------------------------------------------------------------------------------
                     Forest Products/Containers--1.5%
           100M      Portola Packaging, Inc., 8.25%, 2012                               70,500
           500M      Stone Container Corp., 9.75%, 2011                                510,000
                     Tekni-Plex, Inc.:
           210M          12.75%, 2010                                                  117,600
           370M          8.75%, 2013 +                                                 318,200
----------------------------------------------------------------------------------------------
                                                                                     1,016,300
----------------------------------------------------------------------------------------------
                     Gaming/Leisure--4.5%
           500M      Circus & Eldorado/Silver Legacy, 10.125%, 2012                    525,000
           200M      Isle of Capri Casinos, Inc., 7%, 2014                             192,750
           300M      Mandalay Resort Group, 6.375%, 2011                               299,250
           800M      MGM Mirage, Inc., 6.625%, 2015 +                                  795,000
                     Park Place Entertainment Corp.:
           700M          9.375%, 2007                                                  740,250
           500M          7%, 2013                                                      543,082
----------------------------------------------------------------------------------------------
                                                                                     3,095,332
----------------------------------------------------------------------------------------------
                     Health Care--7.3%
            50M      Alliance Imaging, Inc., 7.25%, 2012                                46,000
           500M      Encore Medical IHC, Inc., 9.75%, 2012                             500,000
           400M      Fisher Scientific International, Inc., 6.125%, 2015 +             403,000
           600M      Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                      375
                     HCA, Inc.:
           485M          5.25%, 2008                                                   478,902
           700M          6.75%, 2013                                                   715,752
           350M      Insight Health Services Corp., 9.875%, 2011                       284,375
           350M      MedQuest, Inc., 11.875%, 2012                                     371,000
           400M      PerkinElmer, Inc., 8.875%, 2013                                   440,000
           200M      Quintiles Transnational Corp., 10%, 2013                          226,000
           100M      Res-Care, Inc., 7.75%, 2013 +                                     101,000
           250M      Sybron Dental Specialties, Inc., 8.125%, 2012                     268,750
                     Tenet Healthcare Corp.:
         1,050M          6.375%, 2011                                                  984,375
           250M          9.25%, 2015 +                                                 253,750
----------------------------------------------------------------------------------------------
                                                                                     5,073,279
----------------------------------------------------------------------------------------------
                     Housing--3.7%
           500M      Beazer Homes USA, Inc., 6.875%, 2015 +                            487,500
           500M      Builders FirstSource, Inc., 8.04%, 2012 + ***                     507,500
           350M      Integrated Electrical Services, Inc., 9.375%, 2009                288,750
           100M      NTK Holdings, Inc., 0%-10.75%, 2014 #                              56,500
           500M      Ply Gem Industries, Inc., 9%, 2012                                422,500
                     William Lyon Homes, Inc.:
           500M          7.625%, 2012                                                  476,250
           300M          10.75%, 2013                                                  324,750
----------------------------------------------------------------------------------------------
                                                                                     2,563,750
----------------------------------------------------------------------------------------------
                     Information Technology--1.5%
           350M      Exodus Communications, Inc., 10.75%, 2009 ++ **                       219
         1,000M      Iron Mountain, Inc., 8.25%, 2011                                1,015,400
----------------------------------------------------------------------------------------------
                                                                                     1,015,619
----------------------------------------------------------------------------------------------
                     Investment/Finance Companies--1.4%
           160M      Finova Group, Inc., 7.5%, 2009                                     63,002
           350M      General Motors Acceptance Corp., 4.5%, 2006                       347,441
           500M      LaBranche & Co., Inc., 11%, 2012                                  555,000
----------------------------------------------------------------------------------------------
                                                                                       965,443
----------------------------------------------------------------------------------------------
                     Manufacturing--1.1%
         1,000M      Wolverine Tube, Inc., 7.375%, 2008 +                              865,000
----------------------------------------------------------------------------------------------
                     Media-Broadcasting--4.7%
         1,000M      Block Communications, Inc., 9.25%, 2009                         1,065,000
         1,020M      Clear Channel Communications, Inc., 5.5%, 2014                    984,847
            50M      Nexstar Finance, Inc., 7%, 2014                                    45,250
           350M      Sinclair Broadcasting Group, Inc., 8.75%, 2011                    369,250
                     Young Broadcasting, Inc.:
           340M          10%, 2011                                                     323,000
           500M          8.75%, 2014                                                   446,250
----------------------------------------------------------------------------------------------
                                                                                     3,233,597
----------------------------------------------------------------------------------------------
                     Media-Cable TV--9.1%
           900M      Adelphia Communications Corp., 10.25%, 2011 ++                    688,500
           715M      Atlantic Broadband Finance, LLC, 9.375%, 2014                     679,250
           750M      Cablevision Systems Corp., 8%, 2012                               731,250
                     Charter Communications Holdings, LLC:
         1,500M          10%, 2009                                                   1,301,250
           250M          0%-11.75%, 2011 #                                             180,000
           250M      CSC Holdings, Inc., 8.125%, 2009                                  253,125
         1,000M      Echostar DBS Corp., 6.375%, 2011                                  996,250
         1,000M      Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                 950,000
           500M      Quebecor Media, Inc., 11.125%, 2011                               548,750
----------------------------------------------------------------------------------------------
                                                                                     6,328,375
----------------------------------------------------------------------------------------------
                     Media-Diversified--3.6%
           500M      Cenveo, Inc., 7.875%, 2013                                        485,000
                     Six Flags, Inc.:
           350M          8.875%, 2010                                                  348,250
           150M          9.625%, 2014                                                  148,500
         1,000M      Speedway Motorsports, Inc., 6.75%, 2013                         1,031,250
           400M      Universal City Development Partners, Ltd., 11.75%, 2010           454,000
----------------------------------------------------------------------------------------------
                                                                                     2,467,000
----------------------------------------------------------------------------------------------
                     Metals/Mining--.3%
           200M      Russell Metals, Inc., 6.375%, 2014                                196,000
----------------------------------------------------------------------------------------------
                     Retail-General Merchandise--2.7%
         1,000M      Gregg Appliances, Inc., 9%, 2013 +                                945,000
           200M      GSC Holdings Corp., 7.875%, 2011 + ***                            201,250
           700M      Neiman Marcus Group, Inc., 10.375%, 2015 +                        700,000
----------------------------------------------------------------------------------------------
                                                                                     1,846,250
----------------------------------------------------------------------------------------------
                     Services--4.6%
                     Allied Waste NA, Inc.:
           400M          5.75%, 2011                                                   375,000
           206M          9.25%, 2012                                                   224,025
           200M          7.875%, 2013                                                  205,000
           700M          7.375%, 2014                                                  661,500
           220M      Hydrochem Industrial Services, Inc., 9.25%, 201+                  205,975
           500M      United Rentals, Inc., 6.5%, 2012                                  485,000
         1,000M      Waste Services, Inc., 9.5%, 2014                                1,000,000
----------------------------------------------------------------------------------------------
                                                                                     3,156,500
----------------------------------------------------------------------------------------------
                     Telecommunications--.0%
           950M      E. Spire Communications, Inc., 13%, 2005 ++ **                         95
         1,000M      XO Communications, Inc., 9%, 2008 ++ **                               625
----------------------------------------------------------------------------------------------
                                                                                           720
----------------------------------------------------------------------------------------------
                     Transportation--.8%
           200M      American Commercial Lines, LLC, 9.5%, 2015                        217,000
           300M      General Maritime Corp., 10%, 2013                                 331,500
----------------------------------------------------------------------------------------------
                                                                                       548,500
----------------------------------------------------------------------------------------------
                     Utilities--.0%
           500M      AES Drax Energy, Ltd., 11.5%, 2010 ++                               1,125
----------------------------------------------------------------------------------------------
                     Wireless Communications--1.9%
           500M      Nextel Communications, Inc., 5.95%, 2014                          512,514
           300M      Rogers Wireless, Inc., 6.375%, 2014                               303,000
           650M      Triton Communications, LLC, 9.375%, 2011                          536,250
-----------------------------------------------------------------------------------------------
                                                                                     1,351,764
----------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $64,890,395)                                   61,464,346
----------------------------------------------------------------------------------------------
                     COMMON STOCKS--1.7%
                     Food/Drug--.3%
        12,800       Ingles Markets, Inc.                                              202,240
----------------------------------------------------------------------------------------------
                     Media-Diversified--.2%
         1,000  *    MediaNews Group, Inc. - Class "A" **                              150,000
----------------------------------------------------------------------------------------------
                     Telecommunication Services--1.2%
        38,372  *    RCN Corporation                                                   814,254
         1,200  *    RCN Corporation **                                                     12
           690  *    Viatel Holding (Bermuda), Ltd. **                                       2
         4,399  *    World Access, Inc.                                                      3
----------------------------------------------------------------------------------------------
                                                                                       814,271
----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,404,422)                                       1,166,511
----------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT OBLIGATIONS--1.5%
        $1,000M      U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)             1,035,196
----------------------------------------------------------------------------------------------
                     PREFERRED STOCKS--.7%
                     Manufacturing
           547  *    Day International Group, Inc., 12.25%, 2010, PIK (cost $441,390)  493,433
----------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--3.6%
                     General Electric Capital Corp.:
          $500M          3.72%, 11/1/05                                                498,397
           250M          3.73%, 11/1/05                                                249,196
         1,750M      Prudential Funding Corp., 3.6%, 10/6/05                         1,749,123
----------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $2,496,715)                          2,496,716
----------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.9%
         1,000M      Federal Home Loan Bank, 3.63%, 10/12/05                           998,891
         1,000M      Freddie Mac, 3.5%, 10/4/05                                        999,708
----------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,998,598)       1,998,599
----------------------------------------------------------------------------------------------
Total Value of Investments (cost $72,324,489)                                99.1%  68,654,801
Other Assets, Less Liabilities                                                 .9      631,901
----------------------------------------------------------------------------------------------
Net Assets                                                                  100.0% $69,286,702
==============================================================================================

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September 30, 2005, the Fund held seven securities that were fair valued by the Valuation Committee with an aggregate value of $151,328 representing 0.2% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on September 30, 2005

  + Security exempt from registration under rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At
    September 30, 2005, the Fund held twenty 144A securities with an aggregate value of $9,211,710 representing 13.3% of the Fund's net assets.

 ++ In default as to principal and/or inteerest payment

 # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated future date)

    At September 30, 2005, the cost of investments for federal income tax purposes was $72,324,489. Accumulated net unrealized depreciation on investments was $3,669,688, consisting of $2,338,640 gross unrealized appreciation and $6,008,328 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
September 30, 2005

-----------------------------------------------------------------------------------------
      Shares      Security                                                         Value
-----------------------------------------------------------------------------------------
                  COMMON STOCKS--93.5%
                  United States--28.7%
        9,650     Abbott Laboratories                                            $409,160
       19,400  *  Alamosa Holdings, Inc.                                          331,934
        9,200     Alcoa, Inc.                                                     224,664
        8,900     Altria Group, Inc.                                              656,019
        9,200  *  Amdocs, Ltd.                                                    255,116
        5,770     American International Group, Inc.                              357,509
        6,100  *  Amgen, Inc.                                                     485,987
        3,100     Analog Devices, Inc.                                            115,135
        3,900     Anheuser-Busch Companies, Inc.                                  167,856
       19,400     Bank of America Corporation                                     816,740
        7,600     Baxter International, Inc.                                      303,012
        6,600     Boeing Company                                                  448,470
        3,900     Caterpillar, Inc.                                               229,125
       13,600  *  Cisco Systems, Inc.                                             243,848
       15,549     Citigroup, Inc.                                                 707,791
        8,300  *  Comcast Corporation - Special Class "A"                         238,874
       16,000     ConocoPhillips                                                1,118,560
       27,800  *  Corning, Inc.                                                   537,374
        2,400     D.R. Horton, Inc.                                                86,928
        6,500  *  Dell, Inc.                                                      222,300
        8,000     DuPont (E.I.) de Nemours & Company                              313,360
        5,500     Eli Lilly & Company                                             294,360
          900     Federated Department Stores, Inc.                                60,184
        7,700     First Data Corporation                                          308,000
        4,400  *  Fisher Scientific International, Inc.                           273,020
        2,200     General Dynamics Corporation                                    263,010
       22,900     General Electric Company                                        771,043
        9,700  *  Genzyme Corporation                                             694,908
        9,600     GlobalSantaFe Corporation                                       437,952
        5,000     Golden West Financial Corporation                               296,950
        6,800  *  Health Net, Inc.                                                321,776
        8,600     Hilton Hotels Corporation                                       191,952
        9,300     Ingersoll-Rand Company - Class "A"                              355,539
       13,040     Intel Corporation                                               321,436
        8,100  *  Intuit, Inc.                                                    362,961
        7,600  *  Kohl's Corporation                                              381,368
        4,100  *  Kroger Company                                                   84,419
        6,500     Lowe's Companies, Inc.                                          418,600
        7,800     Market 2000+ Holders Trust                                      429,702
       11,800     Medtronic, Inc.                                                 632,716
        2,100  *  Mercury Interactive Corporation                                  83,161
        9,400     Merrill Lynch & Company, Inc.                                   576,690
        9,000     Michaels Stores, Inc.                                           297,540
       40,200     Microsoft Corporation                                         1,034,346
        8,100     Motorola, Inc.                                                  178,929
        3,000  *  National-Oilwell Varco, Inc.                                    197,400
       10,600     Newmont Mining Corporation                                      500,002
       24,400     Noble Energy, Inc.                                            1,144,360
        7,900     Northern Trust Corporation                                      399,345
        4,000     Omnicare, Inc.                                                  224,920
        9,900     PepsiCo, Inc.                                                   561,429
       15,262     Pfizer, Inc.                                                    381,092
       24,000     PG&E Corporation                                                942,000
        4,200     Precision Castparts Corporation                                 223,020
       15,600     Procter & Gamble Company                                        927,576
       14,700     Schering-Plough Corporation                                     309,435
        5,930     Schlumberger, Ltd.                                              500,373
        5,700     Simon Property Group, Inc. (REIT)                               422,484
       20,046     Sprint Nextel Corporation                                       476,694
        8,694     St. Paul Travelers Companies, Inc.                              390,100
        7,600     State Street Corporation                                        371,792
        1,200     Tesoro Corporation                                               80,689
        8,800     Texas Instruments, Inc.                                         298,320
       49,800     Time Warner, Inc.                                               901,878
        6,300     UnionBanCal Corporation                                         439,236
        8,600     United Technologies Corporation                                 445,824
        9,000     UnumProvident Corporation                                       184,500
        9,700     Viacom, Inc. - Class "B"                                        320,197
        4,500     Vulcan Materials Company                                        333,945
        7,400  *  WellPoint, Inc.                                                 561,068
        6,500     Wyeth                                                           300,755
       11,000  *  Yahoo!, Inc.                                                    372,240
        6,100     Yum! Brands, Inc.                                               295,301
-----------------------------------------------------------------------------------------
                                                                               29,846,299
-----------------------------------------------------------------------------------------
                  Japan--13.8%
       26,800     Canon, Inc.                                                   1,449,480
       23,900  *  Daiichi Sankyo Company, Ltd.                                    490,273
          157     East Japan Railway Company                                      897,618
       33,000     Eisai Company, Ltd.                                           1,412,123
       17,600     Electric Power Development Company, Ltd.                        588,530
           59     Japan Tobacco, Inc.                                             931,799
        3,400     Keyence Corporation                                             856,150
       31,000     Mitsubishi Securities Company, Ltd.                             346,815
           14     Mitsubishi Tokyo Financial Group, Inc.                          184,048
          285     Nippon Telegraph & Telephone Corporation                      1,403,123
       13,850     Promise Company, Ltd.                                         1,027,691
       27,820  *  Seven & I Holdings Company, Ltd.                                922,915
       12,300     Takeda Pharmaceutical Company, Ltd.                             733,616
       12,660     Takefuji Corporation                                            988,539
          262  *  UFJ Holdings, Inc.+                                           2,133,633
-----------------------------------------------------------------------------------------
                                                                               14,366,353
-----------------------------------------------------------------------------------------
                  United Kingdom--9.7%
       36,371     AstraZeneca PLC                                               1,695,460
       17,867     Centrica PLC                                                     77,757
      210,379     EMI Group PLC                                                   902,539
       49,730     Enterprise Inns PLC                                             741,208
       45,215     Imperial Tobacco Group PLC                                    1,299,033
       68,666     Reckitt Benckiser PLC                                         2,097,905
       21,032     Rio Tinto PLC                                                   862,474
       36,284     Royal Bank of Scotland Group PLC                              1,032,816
        3,434     Royal Dutch Shell PLC - Class "A"                               113,731
      472,925     Vodafone Group PLC                                            1,234,059
-----------------------------------------------------------------------------------------
                                                                               10,056,982
-----------------------------------------------------------------------------------------
                  France--9.3%
       31,609  *  Alcatel SA                                                      422,251
       11,284     Essilor International SA                                        937,352
       13,530     European Aeronautic Defence and Space Company                   481,217
       10,840     LVMH Moet Hennessy Louis Vuitton SA                             896,548
       21,007     PSA Peugeot Citroen                                           1,430,977
       17,509     Sanofi-Aventis                                                1,451,290
        9,952     Total SA                                                      2,724,882
       41,506     Vivendi Universal SA                                          1,359,130
-----------------------------------------------------------------------------------------
                                                                                9,703,647
-----------------------------------------------------------------------------------------
                  Switzerland--6.4%
       18,764     Credit Suisse Group - Registered                                833,956
        7,336     Nestle SA - Registered                                        2,156,559
        7,974     Roche Holding AG - Genusscheine                               1,112,061
       20,590     UBS AG - Registered                                           1,756,758
        5,050  *  Zurich Financial Services AG - Registered                       863,700
-----------------------------------------------------------------------------------------
                                                                                6,723,034
-----------------------------------------------------------------------------------------
                  Canada--5.2%
       17,200     Alcan, Inc.                                                     547,300
        4,100  *  Biovail Corporation                                              95,817
       40,000     Canadian Pacific Railway, Ltd.                                1,722,557
       16,900     Fairmont Hotels & Resorts, Inc.                                 564,798
       24,600     Petro-Canada                                                  1,029,063
        6,334  *  Research in Motion, Ltd.                                        433,246
       21,800     Talisman Energy, Inc.                                         1,066,897
-----------------------------------------------------------------------------------------
                                                                                5,459,678
-----------------------------------------------------------------------------------------
                  Germany--3.6%
       48,144  *  Bayerische Hypo-und Vereinsbank AG                            1,358,246
       48,924     Deutsche Telekom AG - Registered                                893,035
       16,667     E.ON AG                                                       1,539,240
-----------------------------------------------------------------------------------------
                                                                                3,790,521
-----------------------------------------------------------------------------------------
                  Taiwan--2.1%
       95,862     AU Optronics Corporation (ADR)                                1,242,372
       51,700     Chunghwa Telecom Company, Ltd. (ADR)                            956,967
-----------------------------------------------------------------------------------------
                                                                                2,199,339
-----------------------------------------------------------------------------------------
                  Netherlands--2.0%
      152,468  *  Koninklijke Ahold NV                                          1,156,244
       33,464     Koninklijke (Royal) Philips Electronics NV                      892,045
-----------------------------------------------------------------------------------------
                                                                                2,048,289
-----------------------------------------------------------------------------------------
                  Brazil--1.7%
       29,800     Companhia Vale Do Rio Doce (ADR)                              1,307,028
        6,400     Petroleo Brasileiro SA - Petrobras (ADR)                        457,536
-----------------------------------------------------------------------------------------
                                                                                1,764,564
-----------------------------------------------------------------------------------------
                  Spain--1.4%
       82,221     Banco Bilbao Vizcaya Argentaria SA                            1,446,300
-----------------------------------------------------------------------------------------
                  Hong Kong--1.3%
       98,500     Esprit Holdings, Ltd.                                           736,425
       56,000     Sun Hung Kai Properties, Ltd.                                   580,014
-----------------------------------------------------------------------------------------
                                                                                1,316,439
-----------------------------------------------------------------------------------------
                  Italy--1.1%
      140,515     Banca Intesa SpA                                                656,893
       49,900     Geox SpA                                                        499,042
-----------------------------------------------------------------------------------------
                                                                                1,155,935
-----------------------------------------------------------------------------------------
                  Australia--1.1%
      114,681     Santos, Ltd.                                                  1,095,578
        1,200     Woodside Petroleum, Ltd. (ADR)                                   32,990
-----------------------------------------------------------------------------------------
                                                                                1,128,568
-----------------------------------------------------------------------------------------
                  Russia--1.0%
       25,000     Mobile TeleSystems (ADR)                                      1,017,000
-----------------------------------------------------------------------------------------
                  South Korea--.9%
       16,330     SK Corporation                                                  948,598
-----------------------------------------------------------------------------------------
                  Sweden--.8%
      229,200     Telefonaktiebolaget LM Ericsson AB - Class "B"                  839,164
-----------------------------------------------------------------------------------------
                  Ireland--.7%
       51,282  *  Ryanair Holdings PLC                                            418,576
        8,100  *  Ryanair Holdings PLC (ADR)                                      368,793
-----------------------------------------------------------------------------------------
                                                                                  787,369
-----------------------------------------------------------------------------------------
                  Mexico--.7%
        9,700     Fomento Economico Mexicano SA de CV (ADR)                       678,224
-----------------------------------------------------------------------------------------
                  Denmark--.5%
        9,700     Carlsberg A/S - Class "B"                                       568,866
-----------------------------------------------------------------------------------------
                  China--.5%
      446,000  *  China Shenhua Energy Company, Ltd.                              523,167
-----------------------------------------------------------------------------------------
                  Poland--.5%
       24,764     Polski Koncern Naftowy Orlen SA                                 509,403
-----------------------------------------------------------------------------------------
                  Austria--.5%
       12,200     Wienerberger AG                                                 482,305
-----------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $80,572,075)                                97,360,044
-----------------------------------------------------------------------------------------
                  SHORT-TERM FOREIGN GOVERNMENT
                  AND AGENCY OBLIGATIONS--4.4%
   Euro 3,790M    Belgium Treasury Bills, Zero Coupon, 12/15/05
                  (cost $4,680,260)                                             4,550,874
-----------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.2%
         $225M    U.S. Treasury Bills, 3.43%, 11/25/05 (cost $223,817)            223,914
-----------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT--1.0%
        1,047M    UBS Securities, 3.31% dated 9/30/05, to be
                  repurcheased at 1,047,289 on 10/3/05
                  (collateralized by U.S. Treasury Bonds,
                  6.875%, 8/15/25, valued at $1,064,719)
                  (cost $1,047,000)                                             1,047,000
-----------------------------------------------------------------------------------------
Total Value of Investments (cost $86,523,152)                         99.1%   103,181,832
Other Assets, Less Liabilities                                          .9        936,871
-----------------------------------------------------------------------------------------
Net Assets                                                           100.0%  $104,118,703
=========================================================================================

  * Non-income producing

  + Security fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September 30,
    2005, the Fund held one security that was fair valued by the Valuation
    Committee with a value of $2,133,633 representing 2.0% of the Fund's net assets.

    Summary Abbreviations:
    ADR  American Depositary Receipts
    REIT Real Estate Investment Trust

    At September 30, 2005, the cost of investments for federal income tax purposes was $86,600,203. Accumulated net unrealized appreciation on investments was $16,581,629, consisting of $17,957,681 gross unrealized appreciation and $1,376,052 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
September 30, 2005

-----------------------------------------------------------------------------------------
Sector diversification of the portfolio was as follows:
                                                              Percentage
Sector                                                      of Net Assets           Value
-----------------------------------------------------------------------------------------
Energy                                                               11.5%    $11,981,178
Pharmaceuticals & Biotechnology                                       9.5       9,866,338
Banks                                                                 8.0       8,364,861
Food, Beverage & Tobacco                                              6.7       7,019,783
Diversified Financials                                                6.7       7,009,377
Technology Hardware & Equipment                                       6.2       6,425,114
Telecommunication Services                                            6.1       6,312,812
Materials                                                             3.9       4,088,773
Media                                                                 3.6       3,722,619
Capital Goods                                                         3.6       3,699,553
Transportation                                                        3.3       3,407,544
Health Care Equipment & Services                                      3.1       3,253,865
Utilities                                                             3.0       3,147,527
Household & Personal Products                                         2.9       3,025,481
Software & Services                                                   2.3       2,415,824
Consumer Durables & Apparel                                           2.3       2,374,563
Food & Staples Retailing                                              2.1       2,163,578
Retailing                                                             1.8       1,894,117
Insurance                                                             1.7       1,795,809
Consumer Services                                                     1.7       1,793,260
Automobiles & Components                                              1.4       1,430,977
Real Estate                                                           1.0       1,002,498
Semiconductors & Semiconductor Equipment                              0.7         734,891
Pooled Vehicle                                                        0.4         429,702
Short-Term Foreign Government and Agency Obligations                  4.4       4,550,874
Short-Term U.S. Government Obligations                                0.2         223,914
Repurchase Agreement                                                  1.0       1,047,000
-----------------------------------------------------------------------------------------
Total Value of Investments                                           99.1%    103,181,832
Other Assets, Less Liabilities                                        0.9         936,871
-----------------------------------------------------------------------------------------
Net Assets                                                          100.0%   $104,118,703
=========================================================================================



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
September 30, 2005

-----------------------------------------------------------------------------------------
         Principal
            Amount    Security                                          Value
-----------------------------------------------------------------------------------------
             CORPORATE BONDS--80.3%
             Aerospace/Defense--2.2%
             Honeywell International, Inc.:
      $450M      7.5%, 2010                                                      $501,195
       125M      6.125%, 2011                                                     133,572
       100M  Precision Castparts Corp., 5.6%, 2013                                101,998
       100M  TRW, Inc., 7.125%, 2009                                              107,581
-----------------------------------------------------------------------------------------
                                                                                  844,346
-----------------------------------------------------------------------------------------
             Automotive--1.5%
       350M  DaimlerChrysler NA Holdings Corp., 8%, 2010                          387,937
       224M  Ford Motor Co., 8.9%, 2032                                           189,840
-----------------------------------------------------------------------------------------
                                                                                  577,777
-----------------------------------------------------------------------------------------
             Chemicals--.9%
       300M  Lubrizol Corp., 7.25%, 2025                                          340,506
-----------------------------------------------------------------------------------------
             Consumer Durables--.9%
       350M  Black & Decker Corp., 4.75%, 2014                                    339,079
-----------------------------------------------------------------------------------------
             Consumer Non-Durables--2.3%
       100M  Avon Products, Inc., 4.2%, 2018                                       91,840
       200M  Colgate-Palmolive Co., 7.84%, 2007                                   210,312
       300M  Newell Rubbermaid, Inc., 6.75%, 2012                                 321,804
       150M  Procter & Gamble Co., 4.85%, 2015                                    150,239
       100M  Unilever Capital Corp., 6.875%, 2005                                 100,220
-----------------------------------------------------------------------------------------
                                                                                  874,415
-----------------------------------------------------------------------------------------
             Energy--.8%
       100M  Sunoco, Inc., 9.375%, 2016                                           102,994
       200M  Texaco Capital, Inc., 8.25%, 2006                                    205,644
-----------------------------------------------------------------------------------------
                                                                                  308,638
-----------------------------------------------------------------------------------------
             Financial--5.0%
       125M  American General Finance Corp., 8.125%, 2009                         138,786
       300M  CIT Group, Inc., 7.75%, 2012                                         344,345
             ERAC USA Finance Enterprise Co.:
       100M      7.35%, 2008 +                                                    106,063
       355M      8%, 2011 +                                                       401,173
             General Electric Capital Corp.:
       150M      7.875%, 2006                                                     155,496
       144M      8.5%, 2008                                                       158,122
       400M  General Motors Acceptance Corp., 7.75%, 2010                         388,069
       200M  Household Finance Corp., 6.5%, 2008                                  210,163
-----------------------------------------------------------------------------------------
                                                                                1,902,217
-----------------------------------------------------------------------------------------
             Financial Services--13.7%
       200M  American Express Co., 4.875%, 2013                                   200,743
       300M  Bank One Corp., 7.875%, 2010                                         339,208
       300M  Chase Manhattan Corp., 7.875%, 2010                                  336,792
       150M  Comerica, 7.125%, 2013                                               159,739
       250M  First Union National Bank, 7.8%, 2010                                283,996
       300M  Fleet Capital Trust II, 7.92%, 2026                                  321,141
       250M  Florida Windstorm Underwriting Assoc., 7.1+                          292,143
       300M  Greenpoint Bank, 9.25%, 2010                                         356,769
       225M  Huntington National Bank, 8%, 2010                                   252,557
       125M  JP Morgan Chase & Co., 6.625%, 2012                                  135,974
       200M  Manufacturers & Traders Trust Co., 8%, 2010                          229,856
       125M  MetLife, Inc., 5%, 2015                                              123,622
       100M  National City Bank of Pennsylvania, 7.25%, 201                       112,171
       550M  Nationsbank Corp., 7.8%, 2016                                        670,814
       384M  Republic NY Corp., 7.75%, 2009                                       421,279
       400M  Royal Bank of Scotland Group PLC, 5%, 2014                           403,019
       200M  Wachovia Bank NA, 4.875%, 2015                                       197,579
       350M  Washington Mutual, Inc., 8.25%, 2010                                 393,139
-----------------------------------------------------------------------------------------
                                                                                5,230,541
-----------------------------------------------------------------------------------------
             Food/Beverage/Tobacco--3.9%
             Bottling Group, LLC:
       123M      Series "B" 4.625%, 2012                                          121,773
       190M      Series "B" 5%, 2013                                              193,221
             Coca-Cola Enterprises, Inc.:
       250M      7.125%, 2009                                                     272,797
       100M      7.125%, 2017                                                     117,268
       150M  ConAgra Foods, Inc., 6.75%, 2011                                     161,488
       300M  Hershey Foods Corp., 6.7%, 2005                                      300,000
       200M  Pepsi Bottling Group, Inc., 7%, 2029                                 242,978
       100M  Philip Morris Companies, Inc., 6.95%, 2006                           101,521
-----------------------------------------------------------------------------------------
                                                                                1,511,046
-----------------------------------------------------------------------------------------
             Food/Drug--2.7%
       200M  CVS Corp., 4.875%, 2014                                              196,161
       200M  Delhaize America, Inc., 8.125%, 2011                                 217,762
       200M  Kroger Co., 6.8%, 2018                                               216,415
             Safeway, Inc.:
       200M      7%, 2007                                                         207,523
       200M      6.5%, 2011                                                       208,858
-----------------------------------------------------------------------------------------
                                                                                1,046,719
-----------------------------------------------------------------------------------------
             Forest Products/Containers--2.9%
       350M  International Paper Co., 6.75%, 2011                                 375,575
       275M  Sappi Papier Holding AG, 6.75%, 2012 +                               280,095
             Weyerhaeuser Co.:
       100M      7.25%, 2013                                                      110,496
       300M      7.5%, 2013                                                       335,878
-----------------------------------------------------------------------------------------
                                                                                1,102,044
-----------------------------------------------------------------------------------------
             Gaming/Leisure--.7%
       250M  MGM Mirage, Inc., 8.5%, 2010                                         273,125
-----------------------------------------------------------------------------------------
             Health Care--2.2%
       200M  Becton, Dickinson & Co., 7.15%, 2009                                 218,202
       225M  Columbia/HCA Healthcare, Inc., 7.5%, 2023                            224,567
       200M  Tenet Healthcare Corp., 6.375%, 2011                                 187,500
       200M  Wyeth, 6.95%, 2011                                                   219,947
-----------------------------------------------------------------------------------------
                                                                                  850,216
-----------------------------------------------------------------------------------------
             Manufacturing--2.1%
             Ingersoll-Rand Co.:
       100M      4.75%, 2015                                                       98,518
       125M      9%, 2021                                                         173,940
             United Technologies Corp.:
       100M      6.5%, 2009                                                       106,497
       200M      7.125%, 2010                                                     222,239
       180M      6.1%, 2012                                                       192,653
-----------------------------------------------------------------------------------------
                                                                                  793,847
-----------------------------------------------------------------------------------------
             Media-Broadcasting--2.7%
             Comcast Cable Communications, Inc.:
       200M      8.375%, 2007                                                     211,096
       250M      7.125%, 2013                                                     278,614
       250M  Cox Communications, Inc., 5.5%, 2015                                 248,955
       300M  PanAmSat Corp., 6.375%, 2008                                         304,500
-----------------------------------------------------------------------------------------
                                                                                1,043,165
-----------------------------------------------------------------------------------------
             Media-Diversified--4.0%
       225M  AOL Time Warner, Inc., 6.875%, 2012                                  246,227
       330M  Cox Enterprises, Inc., 8%, 2007 +                                    342,689
       400M  New York Times Co., 5%, 2015                                         398,055
       200M  News America, Inc., 7.3%, 2028                                       222,667
       200M  Time Warner, Inc., 6.875%, 2018                                      221,139
        75M  Viacom, Inc., 8.875%, 2014                                            89,693
-----------------------------------------------------------------------------------------
                                                                                1,520,470
-----------------------------------------------------------------------------------------
             Metals/Mining--3.1%
        75M  Alcan, Inc., 5%, 2015                                                 73,895
       200M  Alcoa, Inc., 6%, 2012                                                211,896
       123M  Hanson Australia Funding, Ltd., 5.25%, 2013                          122,973
       400M  Hanson PLC, 7.875%, 2010                                             448,829
       300M  Thiokol Corp., 6.625%, 2008                                          312,928
-----------------------------------------------------------------------------------------
                                                                                1,170,521
-----------------------------------------------------------------------------------------
             Real Estate Investment Trusts--6.9%
       100M  Archstone-Smith Trust, 7.9%, 2016                                    114,798
       470M  AvalonBay Communities, Inc., 7.5%, 2010                              523,999
       350M  Boston Properties, Inc., 5%, 2015                                    341,988
       185M  Duke Weeks Realty Corp., 7.75%, 2009                                 203,553
             EOP Operating LP:
       300M      8.1%, 2010                                                       336,990
       150M      7.25%, 2018                                                      171,557
       400M  Mack-Cali Realty LP, 7.75%, 2011                                     447,860
       425M  Simon Property Group, Inc., 7.875%, 2016 +                           502,963
-----------------------------------------------------------------------------------------
                                                                                2,643,708
-----------------------------------------------------------------------------------------
             Retail - General Merchandise--4.0%
       300M  Federated Department Stores, Inc., 7.45%, 2017                       344,137
       100M  Lowe's Companies, Inc., 8.25%, 2010                                  115,123
       325M  RadioShack Corp., 7.375%, 2011                                       350,160
       350M  Target Corp., 7.5%, 2010                                             392,467
             Wal-Mart Stores, Inc.:
       150M      8%, 2006                                                         154,388
       200M      4.125%, 2011                                                     194,774
-----------------------------------------------------------------------------------------
                                                                                1,551,049
-----------------------------------------------------------------------------------------
             Telecommunications--4.1%
       300M  Deutsche Telekom AG, 8.5%, 2010                                      340,454
       200M  SBC Communications, Inc., 6.25%, 2011                                212,632
             Sprint Capital Corp.:
       375M      6.375%, 2009                                                     394,048
       100M      6.9%, 2019                                                       112,208
       200M  Verizon New York, Inc., 6.875%, 2012                                 214,240
       250M  Vodafone AirTouch PLC, 7.75%, 2010                                   279,115
-----------------------------------------------------------------------------------------
                                                                                1,552,697
-----------------------------------------------------------------------------------------
             Transportation--2.9%
       250M  Burlington Northern Santa Fe Corp., 7.125%, 20                       276,742
             Canadian National Railway Co.:
       100M      6.8%, 2018                                                       114,963
       150M      7.375%, 2031                                                     189,314
       100M  FedEx Corp., 3.5%, 2009                                               96,164
       100M  Norfolk Southern Corp., 7.7%, 2017                                   121,726
       300M  Union Pacific Corp., 7.375%, 2009                                    327,703
-----------------------------------------------------------------------------------------
                                                                                1,126,612
-----------------------------------------------------------------------------------------
             Utilities--9.0%
       300M  Arizona Public Service Co., 5.5%, 2035                               293,777
       150M  Carolina Power & Light, Inc., 5.15%, 2015                            150,524
       300M  Columbia Energy Group, 6.8%, 2005                                    301,125
       265M  Consumers Energy Co., 6.375%, 2008                                   274,023
       250M  Dominion Resources, Inc., 5%, 2013                                   246,893
       144M  DPL, Inc., 6.875%, 2011                                              155,880
       300M  Duke Capital Corp., 8%, 2019                                         365,080
       125M  Eastern Energy, Ltd., 6.75%, 2006 +                                  127,943
        75M  Jersey Central Power & Light, 5.625%, 2016                            77,855
       209M  Niagara Mohawk Holdings, Inc., 7.625%, 2005                          209,439
       300M  NiSource Finance Corp., 7.875%, 2010                                 337,646
       100M  OGE Energy Corp., 5%, 2014                                            98,167
       250M  PP&L Capital Funding, Inc., 8.375%, 2007                             264,123
       205M  Public Service Electric & Gas Co., 6.75%, 2016                       232,522
       100M  South Carolina Electric & Gas Co., 6.7%, 2011                        109,318
       178M  Wisconsin Power & Light Co., 7%, 2007                                184,254
-----------------------------------------------------------------------------------------
                                                                                3,428,569
-----------------------------------------------------------------------------------------
             Waste Management--1.8%
             Allied Waste NA, Inc.:
       250M      8.875%, 2008                                                     261,875
       100M      5.75%, 2011                                                       93,750
             Waste Management, Inc.:
       100M      6.875%, 2009                                                     106,483
       200M      7.375%, 2010                                                     220,156
-----------------------------------------------------------------------------------------
                                                                                  682,264
-----------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $30,268,280)                              30,713,571
-----------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS--7.5%
             U.S. Treasury Notes :
     1,000M      6.625%, 2007                                                   1,039,102
       500M      5.625%, 2008                                                     517,793
       500M      6%, 2009                                                         531,895
       700M      6.5%, 2010                                                       762,945
-----------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,954,801)                    2,851,735
-----------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS--5.0%
             Fannie Mae:
       400M      6.125%, 2012                                                     434,832
       300M      5%, 2016                                                         294,205
       300M  Federal Home Loan Bank, 4.91%, 2012                                  296,622
               Freddie Mac:
       100M      4.6%, 2018                                                        96,141
       100M      5%, 2018                                                          97,249
       600M  Tennessee Valley Authority, 6.25%, 2017                              682,354
-----------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,889,508)             1,901,403
-----------------------------------------------------------------------------------------
             PASS THROUGH CERTIFICATES--3.2%
             Real Estate--.9%
       311M  FDA Queens LP, 6.99%, 2017 +                                         345,677
-----------------------------------------------------------------------------------------
             Transportation--2.3%
        72M  American Airlines, Inc., 7.377%, 2019                                 50,942
       412M  Continental Airlines, Inc., 8.388%, 2020                             356,327
       211M  FedEx Corp., 7.5%, 2018                                              238,449
       173M  Northwest Airlines, Inc., 8.072%, 2019                               173,349
        75M  Southwest Airlines Co., 6.126%, 2006                                  75,686
-----------------------------------------------------------------------------------------
                                                                                  894,753
-----------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,341,135)                      1,240,430
-----------------------------------------------------------------------------------------
             MUNICIPAL BONDS--1.2%
             Housing
             Virginia State Housing Development Authority:
       335M      Series "A", 6.51%, 2019                                          353,495
       100M      Series "M", 7%, 2022                                             108,478
-----------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $404,889)                                    461,973
-----------------------------------------------------------------------------------------
             SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.7%
       250M  Freddie Mac, 3.5%, 10/4/05 (cost $249,927)                           249,927
-----------------------------------------------------------------------------------------
Total Value of Investments (cost $37,108,540)                     97.9%        37,419,039
Other Assets, Less Liabilities                                     2.1            813,969
-----------------------------------------------------------------------------------------
Net Assets                                                       100.0%       $38,233,008
=========================================================================================

+ Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At September 30, 2005, the Fund held eight securities with an aggregate value of $2,398,746 representing
  6.3% of the Fund's net assets.

  At September 30, 2005, the cost of investments for federal income tax purposes was $37,108,540. Accumulated net unrealized appreciation on investments was $310,499, consisting of $1,027,293 gross unrealized appreciation and $716,794 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
September 30, 2005

--------------------------------------------------------------------------------------------------
      Principal                                                         Effective
         Amount   Security                                                  Yield +        Value
--------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--72.3%
                  Agency For International Development - Israel:
         $1,513M     8/15/2007                                                4.29%    $1,397,236
          1,000M     11/15/2007                                               4.30        913,497
          4,754M  Government Trust Certificate - Israel Trust,
                     11/15/2007                                               4.34      4,339,204
            586M  International Bank for Reconstruction &
                     Development, 8/15/2007                                   4.76        536,541
          6,456M  Resolution Funding Corporation, 10/15/2007                  4.15      5,936,731
          2,600M  Tennessee Valley Authority, 11/1/2007                       4.46      2,371,327
--------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
(cost $14,760,810)                                                                     15,494,536
--------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--27.9%
          6,510M  U.S. Treasury Strips, 11/15/2007 (cost $5,642,945)          4.12      5,969,149
--------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,403,755)                               100.2%     21,463,685
Excess of Liabilities Over Other Assets                                       (.2)        (33,594)
--------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%    $21,430,091
==================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2005.

  At September 30, 2005, the cost of investments for federal income tax purposes was $20,425,420. Accumulated net unrealized appreciation on investments was $1,038,265, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
September 30, 2005

--------------------------------------------------------------------------------------------------
   Principal                                                            Effective
      Amount   Security                                                    Yield+          Value
--------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--60.7%
               Agency For International Development - Israel:
      $1,303M     8/15/2010                                                   4.24%     $1,061,860
         495M     9/15/2010                                                   4.23         402,174
               Fannie Mae:
       1,260M     8/7/2010                                                    4.39       1,020,455
         700M     10/8/2010                                                   4.36         563,799
         600M     11/29/2010                                                  4.37         479,995
       1,100M  Freddie Mac, 9/15/2010                                         4.38         887,230
         500M  Government Trust Certificate - Israel Trust, 11/15/2010        4.28         402,391
       1,990M  Government Trust Certificate - Turkey Trust, 11/15/2010        4.28       1,601,516
               Resolution Funding Corporation:
         650M     10/15/2010                                                  4.09         529,878
       2,598M     1/15/2011                                                   4.20       2,085,563
       1,250M  Tennessee Valley Authority, 11/1/2010                          4.40       1,001,724
--------------------------------------------------------------------------------------------------
   Total Value of U.S. Government Agency Zero Coupon Obligations
   (cost $8,987,750)                                                                    10,036,585
--------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--38.4%
       7,785M  U.S. Treasury Strips, 11/15/2010 (cost $5,757,816)             4.02       6,347,414
--------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,745,566)                                99.1%      16,383,999
Other Assets, Less Liabilities                                                 .9          151,273
--------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%     $16,535,272
==================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2005.

  At September 30, 2005, the cost of investments for federal income tax purposes was $14,746,095. Accumulated net unrealized appreciation on investments was $1,637,904, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
September 30, 2005

----------------------------------------------------------------------------------------------------
      Principal                                                           Effective
         Amount   Security                                                    Yield            Value
----------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--53.4%
                  Agency For International Development - Israel:
           $698M     9/15/2015                                                 4.67%        $440,649
          1,150M     11/1/2015                                                 4.68          720,928
          2,784M     11/15/2015                                                4.69        1,741,542
            300M     3/15/2016                                                 4.71          184,288
                  Fannie Mae:
            243M     8/12/2015                                                 4.78          152,532
            600M     9/23/2015                                                 4.83          372,719
          2,818M     11/15/2015                                                4.85        1,735,375
            650M  Federal Judiciary Office Building, 2/15/2015                 4.66          422,206
                  Freddie Mac:
            550M     3/15/2015                                                 4.81          350,971
          1,760M     9/15/2015                                                 4.83        1,093,932
            625M     1/15/2016                                                 4.86          381,316
            210M  Government Trust Certificate - Turkey Trust,
                     5/15/2015                                                 4.72          134,085
            200M  International Bank for Reconstruction &
                     Development, 2/15/2015                                    5.11          124,673
                  Resolution Funding Corporation:
          3,177M     10/15/2015                                                4.63        2,006,215
            320M     1/15/2016                                                 4.66          199,220
          2,000M  Tennessee Valley Authority, 11/1/2015                        4.90        1,227,018
----------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $10,488,647)          11,287,669
----------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--44.9%
         14,825M  U.S. Treasury Strips, 11/15/2015 (cost $8,691,424)           4.46        9,488,386
----------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,180,071)                                  98.3%      20,776,055
Other Assets, Less Liabilities                                                  1.7          356,738
----------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%     $21,132,793
====================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2005.

  At September 30, 2005, the cost of investments for federal income tax purposes was $19,193,837.
  Accumulated net unrealized appreciation on investments was $1,582,218, consisting of
  $1,582,242 gross unrealized appreciation and $24 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE VALUE FUND
September 30, 2005

--------------------------------------------------------------------------------------------------
         Shares   Security                                                                  Value
--------------------------------------------------------------------------------------------------
                  COMMON STOCKS--93.2%
                  Consumer Discretionary--15.2%
          16,800  Bob Evans Farms, Inc.                                                   $381,528
          22,000  Clear Channel Communications, Inc.                                       723,580
          24,600  Dollar General Corporation                                               451,164
          28,600  Family Dollar Stores, Inc.                                               568,282
          12,700  Genuine Parts Company                                                    544,830
          15,100  Home Depot, Inc.                                                         575,914
          12,800  J.C. Penney Company, Inc. (Holding Co.)                                  606,976
          16,600  Jones Apparel Group, Inc.                                                473,100
           7,100  Kenneth Cole Productions, Inc. - Class "A"                               193,759
          20,200  Kimball International, Inc. - Class "B"                                  244,218
          11,100  Lee Enterprises, Inc.                                                    471,528
          25,800  Leggett & Platt, Inc.                                                    521,160
           7,100  Liberty Corporation                                                      332,919
           5,000  Liz Claiborne, Inc.                                                      196,600
           6,800  Magna International, Inc. - Class "A"                                    509,048
          27,800  McDonald's Corporation                                                   931,022
          30,800  Natuzzi SpA (ADR)                                                        253,484
          18,500  New York Times Company - Class "A"                                       550,375
          10,200  Newell Rubbermaid, Inc.                                                  231,030
          14,500  Outback Steakhouse, Inc.                                                 530,700
          46,600  Pearson PLC (ADR)                                                        546,618
          17,300  Talbots, Inc.                                                            517,616
          18,700  Tribune Company                                                          633,743
          32,300  Walt Disney Company                                                      779,399
--------------------------------------------------------------------------------------------------
                                                                                        11,768,593
--------------------------------------------------------------------------------------------------
                  Consumer Staples--9.8%
          12,900  Anheuser-Busch Companies, Inc.                                           555,216
          17,500  Avon Products, Inc.                                                      472,500
           9,300  Brown-Forman Corporation - Class "B"                                     553,722
          17,900  Coca-Cola Company                                                        773,101
          21,000  ConAgra Foods, Inc.                                                      519,750
           7,195* Del Monte Foods Company                                                   77,202
          12,200  Diageo PLC (ADR)                                                         707,722
          11,000  Estee Lauder Companies, Inc. - Class "A"                                 383,130
           5,300  Fomento Economico Mexicano SA de CV (ADR)                                370,576
          13,500  H.J. Heinz Company                                                       493,290
           8,400  Kimberly-Clark Corporation                                               500,052
          13,600  Ruddick Corporation                                                      313,480
          28,700  Sara Lee Corporation                                                     543,865
          21,800  Tasty Baking Company                                                     189,224
          13,600  UST, Inc.                                                                569,296
          13,500  Wal-Mart Stores, Inc.                                                    591,570
--------------------------------------------------------------------------------------------------
                                                                                         7,613,696
--------------------------------------------------------------------------------------------------
                  Energy--9.7%
           7,300  Anadarko Petroleum Corporation                                           698,975
          11,000  BP PLC (ADR)                                                             779,350
          18,112  Chevron Corporation                                                    1,172,390
          13,800  ConocoPhillips                                                           964,758
          11,300  Diamond Offshore Drilling, Inc.                                          692,125
           6,503  Kerr-McGee Corporation                                                   631,506
          15,100  Marathon Oil Corporation                                               1,040,843
          12,600  Royal Dutch Shell PLC - Class "A" (ADR)                                  827,064
          14,900  Tidewater, Inc.                                                          725,183
--------------------------------------------------------------------------------------------------
                                                                                         7,532,194
--------------------------------------------------------------------------------------------------
                  Financials--23.9%
          12,000  A.G. Edwards, Inc.                                                       525,720
           4,400  ACE, Ltd.                                                                207,108
           6,800  Allstate Corporation                                                     375,972
          14,800  AmSouth Bancorporation                                                   373,848
          27,200  Amvescap PLC (ADR)                                                       354,416
          18,400  Aon Corporation                                                          590,272
           9,900  Assured Guaranty, Ltd.                                                   236,907
          35,600  Bank Mutual Corporation                                                  381,632
          15,992  Bank of America Corporation                                              673,263
          25,100  Bank of New York Company, Inc.                                           738,191
          20,150  Brascan Corporation - Class "A"                                          938,990
          14,222  Cincinnati Financial Corporation                                         595,760
          17,700  Citigroup, Inc.                                                          805,704
           9,600  Comerica, Inc.                                                           565,440
          43,100  Eagle Hospitality Properties Trust, Inc.                                 430,138
          10,100  Erie Indemnity Company - Class "A"                                       532,775
           8,900  FBL Financial Group, Inc. - Class "A"                                    266,555
          21,600  Hudson City Bancorp, Inc.                                                257,040
           9,500  Jefferson-Pilot Corporation                                              486,115
          22,800  JPMorgan Chase & Company                                                 773,604
          16,000  KeyCorp                                                                  516,000
           8,100  Lincoln National Corporation                                             421,362
          17,200  MBNA Corporation                                                         423,808
          13,400  Merrill Lynch & Company, Inc.                                            822,090
           9,000  Montpelier Re Holdings, Ltd.                                             223,650
          13,200  Morgan Stanley                                                           712,008
          27,700  NewAlliance Bancshares, Inc.                                             405,528
          13,800  North Fork Bancorporation, Inc.                                          351,900
           6,800  One Liberty Properties, Inc. (REIT)                                      135,388
          13,700  Plum Creek Timber Company, Inc. (REIT)                                   519,367
           5,800  PMI Group, Inc.                                                          231,246
           9,300  PNC Financial Services Group, Inc.                                       539,586
          14,700  Protective Life Corporation                                              605,346
          16,400  PXRE Group, Ltd.                                                         220,744
          21,900  Regions Financial Corporation                                            681,528
           4,200* State National Bancshares, Inc.                                          109,200
           8,000  SunTrust Banks, Inc.                                                     555,600
           7,203  TD Banknorth, Inc.                                                       217,098
           1,800  Waddell & Reed Financial, Inc. - Class "A"                                34,848
          10,700  Wells Fargo & Company                                                    626,699
--------------------------------------------------------------------------------------------------
                                                                                        18,462,446
--------------------------------------------------------------------------------------------------
                  Health Care--5.3%
          16,000  Abbott Laboratories                                                      678,400
           5,200  Biomet, Inc.                                                             180,492
          14,500  Bristol-Myers Squibb Company                                             348,870
          11,700  GlaxoSmithKline PLC (ADR)                                                599,976
          11,300  Johnson & Johnson                                                        715,064
           9,400  Novartis AG (ADR)                                                        479,400
          24,300  Pfizer, Inc.                                                             606,771
          23,500  Schering-Plough Corporation                                              494,675
--------------------------------------------------------------------------------------------------
                                                                                         4,103,648
--------------------------------------------------------------------------------------------------
                  Industrials--8.4%
           7,400  A.O. Smith Corporation                                                   210,900
           8,200  Adesa, Inc.                                                              181,220
             900  Alexander & Baldwin, Inc.                                                 47,916
           7,200  Avery Dennison Corporation                                               377,208
          11,200  Baldor Electric Company                                                  283,920
           3,000  Deere & Company                                                          183,600
          12,200  Dover Corporation                                                        497,638
          15,300  Federal Signal Corporation                                               261,477
           6,200  General Dynamics Corporation                                             741,210
          18,500  Honeywell International, Inc.                                            693,750
          19,200  Masco Corporation                                                        589,056
          16,100  Norfolk Southern Corporation                                             653,016
          12,800  Pall Corporation                                                         352,000
          13,700  Pitney Bowes, Inc.                                                       571,838
           4,700  SPX Corporation                                                          215,965
           5,900  Stewart & Stevenson Services, Inc.                                       140,715
          27,200  Werner Enterprises, Inc.                                                 470,288
--------------------------------------------------------------------------------------------------
                                                                                         6,471,717
--------------------------------------------------------------------------------------------------
                  Information Technology--4.7%
          15,100  Automatic Data Processing, Inc.                                          649,904
          24,300  AVX Corporation                                                          309,582
           1,943* Freescale Semiconductor, Inc. - Class "B"                                 45,816
          25,900  Hewlett-Packard Company                                                  756,280
           9,400  Intersil Corporation - Class "A"                                         204,732
          20,400  Methode Electronics, Inc. - Class "A"                                    235,008
          17,600  Motorola, Inc.                                                           388,784
          23,900  Nokia Corporation - Class "A" (ADR)                                      404,149
           7,800* Palm, Inc.                                                               220,974
          25,000* Planar Systems, Inc.                                                     205,500
          15,600  Woodhead Industries, Inc.                                                214,188
--------------------------------------------------------------------------------------------------
                                                                                         3,634,917
--------------------------------------------------------------------------------------------------
                  Materials--7.7%
           8,900  Air Products & Chemicals, Inc.                                           490,746
          10,900  Albemarle Corporation                                                    410,930
          14,300  Alcoa, Inc.                                                              349,206
          27,667  Chemtura Corporation                                                     343,624
          16,500  Compass Minerals International, Inc.                                     379,500
           9,200  Dow Chemical Company                                                     383,364
          17,900  Du Pont (E.I.) de Nemours & Company                                      701,143
          19,900  Glatfelter                                                               280,391
          15,700  Lubrizol Corporation                                                     680,281
          13,700  MeadWestvaco Corporation                                                 378,394
          20,270  Myers Industries, Inc.                                                   235,943
          33,800  Sappi, Ltd. (ADR)                                                        398,502
          22,100  Sonoco Products Company                                                  603,551
           4,100  Vulcan Materials Company                                                 304,261
--------------------------------------------------------------------------------------------------
                                                                                         5,939,836
--------------------------------------------------------------------------------------------------
                  Telecommunication Services--3.8%
           2,745  ALLTEL Corporation                                                       178,727
          17,900  BellSouth Corporation                                                    470,770
          17,300  CT Communications, Inc.                                                  214,001
          12,732  D&E Communications, Inc.                                                 115,479
          17,100  Nippon Telegraph and Telephone Corporation (ADR)                         424,422
          18,900  SBC Communications, Inc.                                                 453,033
           2,500  SureWest Communications                                                   71,700
           6,600  Telephone & Data Systems, Inc.                                           257,400
           6,600  Telephone & Data Systems, Inc. - Special Shares                          247,830
          14,418  Verizon Communications, Inc.                                             471,325
--------------------------------------------------------------------------------------------------
                                                                                         2,904,687
--------------------------------------------------------------------------------------------------
                  Utilities--4.7%
           9,350  American States Water Company                                            312,851
          11,200  KeySpan Corporation                                                      411,936
          12,800  MDU Resources Group, Inc.                                                456,320
          21,900  NiSource, Inc.                                                           531,075
          12,300  Northwest Natural Gas Company                                            457,806
          11,100  ONEOK, Inc.                                                              377,622
          14,800  Southwest Gas Corporation                                                405,372
          14,100  United Utilities PLC (ADR)                                               330,363
          13,400  Vectren Corporation                                                      379,890
--------------------------------------------------------------------------------------------------
                                                                                         3,663,235
--------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $57,134,828)                                         72,094,969
--------------------------------------------------------------------------------------------------
                  CONVERTIBLE PREFERRED STOCKS--1.9%
                  Financials
          13,300  Chubb Corp., 7%, 2005 - Series "A"                                       441,427
          15,100  Lehman Brothers Holdings, Inc., 6.25%, 2007 - Series "GIS"               398,263
           2,800  State Street Corp., 6.75%, 2006                                          601,905
--------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stock (cost $1,267,011)                             1,441,595
--------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS--.5%
                  Telecommunication Services--.3%
           7,500  Verizon South, Inc., 7%, 2041 - Series "F"                               191,325
--------------------------------------------------------------------------------------------------
                  Utilities--.2%
           6,700  Entergy Louisiana, Inc., 7.6%, 2032                                      170,314
--------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $353,492)                                            361,639
--------------------------------------------------------------------------------------------------
                  SHORT-TERM CORPORATE NOTES--2.8%
          $2,200M Prudential Funding Corp., 3.68%, 10/12/05 (cost $2,197,524)            2,197,524
--------------------------------------------------------------------------------------------------
Total Value of Investments (cost $60,952,855)                                  98.4%    76,095,727
Other Assets, Less Liabilities                                                  1.6      1,258,942
--------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $77,354,669
--------------------------------------------------------------------------------------------------
* Non-income producing

Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

At September 30, 2005, the cost of investments for federal income tax purposes was $60,960,078. Accumulated net unrealized appreciation on investments was $15,135,649, consisting of $16,542,912 gross unrealized appreciation and $1,407,263 gross unrealized depreciation.


Except as provided below, a security listed or traded on an exchange the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 29, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 29, 2005